UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices)(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Registrant's telephone number, including area code: 310-432-0010

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

CCA CORE RETURN FUND

Institutional Class Shares   (CORIX)

Investor Class Shares   (CORAX)

Load Class Shares   (CORLX)

CCA AGGRESSIVE RETURN FUND

Institutional Class Shares   (RSKIX)

Investor Class Shares   (RSKAX)

Load Class Shares   (RSKLX)

SEMI-ANNUAL REPORT

MAY 31, 2015

(UNAUDITED)

CCA CORE RETURN FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Health Care
5%
Industrials
5%
Financials
13%
Information Technology
7%
Materials
3%
Telecomm. Services
2%
U.S. Treasury Notes
3%
Cash Equivalents
0%
Utilities
2%
Consumer Discretionary
6%
Consumer Staples
5%
Energy
4%
Exchange Traded Funds
45%

The Fund's total annual operating expenses before fee waivers, per the April 1, 2015 prospectus, were 2.82%, 16.91%, and 2.63% for Institutional Class, Investor Class, and Load Class shares, respectively. After fee waivers, the Fund's total annual operating expenses were 1.10%, 1.35%, and 1.35% for Institutional Class, Investor Class, and Load Class shares, respectively. Load Class shares are subject to a maximum sales charge imposed on purchases of 5.25%.

CCA AGGRESSIVE RETURN FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Telecomm. Services
3%
Cash Equivalents
0%
Utilities
1%
Materials
3%
Consumer Discretionary
9%
Consumer Staples
2%
Information Technology
8%
Energy
4%
Industrials
6%
Health Care
3%
Financials
11%
Exchange Traded Funds
50%

The Fund's total annual operating expenses before fee waivers, per the April 1, 2015 prospectus, were 2.11%, 24.95%, and 2.04% for Institutional Class, Investor Class, and Load Class shares, respectively. After fee waivers, the Fund's total annual operating expenses were 1.02%, 1.27%, and 1.27% for Institutional Class, Investor Class, and Load Class shares, respectively. Load Class shares are subject to a maximum sales charge imposed on purchases of 5.25%.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
255	Airbus Group NV ADR	$ 4,289
105	Curtiss-Wright Corp.	7,569
37	General Dynamics Corp.	5,186
60	Honeywell International, Inc.	6,252
41	Huntington Ingalls Industries, Inc.	5,084
56	Lockheed Martin Corp.	10,539
33	Northrop Grumman Corp.	5,253
19	Orbital ATK, Inc.	1,454
42	Raytheon Co.	4,337
52	Rolls-Royce Holdings PLC ADR	3,975
309	Safran SA ADR	5,466
32	Teledyne Technologies, Inc. *	3,243
72	The Boeing Co.	10,117
25	TransDigm Group, Inc. *	5,651
142	United Technologies Corp.	16,638
142	Zodiac Aerospace	5,183
		100,236	0.83%

Air Freight & Logistics
78	CH Robinson Worldwide, Inc.	4,815
23	FedEx Corp.	3,984
645	TNT Express NV ADR	5,431
27	United Parcel Service, Inc. Class B	2,679
		16,909	0.14%

Airlines
55	American Airlines Group, Inc.	2,330
3,000	Cathay Pacific Airways Ltd.	7,685
108	Delta Air Lines, Inc.	4,635
81	United Continental Holdings, Inc. *	4,422
		19,072	0.16%

Auto Components
72	Bridgestone Corp.	3,003
108	Continental AG ADR	5,018
35	Continental AG	8,119
238	Dana Holding Corp.	5,181
104	Denso Corp. ADR	2,709
400	Futaba Industrial Co. Ltd.	1,908
109	Johnson Controls, Inc.	5,670
328	Pirelli & C. SpA	5,569
		37,177	0.31%

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Automobiles
488	Astra International Tbk PT ADR	$ 5,446
282	Bayerische Motoren Werke AG ADR	10,386
84	Daimler AG	7,909
59	Daimler AG ADR	5,554
62	Daimler AG	5,833
579	Ford Motor Co.	8,783
87	Fuji Heavy Industries Ltd.	3,293
250	General Motors Co.	8,993
73	Honda Motor Co. Ltd. ADR	2,498
200	Mitsubishi Motors Corp.	1,864
125	Nissan Motor Co. Ltd. ADR	2,598
66	Renault SA	6,856
177	Tata Motors Ltd. ADR *	6,779
22	Tesla Motors, Inc. *	5,518
83	Thor Industries, Inc.	5,070
88	Toyota Motor Corp. ADR	12,134
120	Volkswagen AG ADR	5,812
95	Volkswagen AG ADR	4,637
		109,963	0.91%

Banks
188	Australia & New Zealand Banking Group Ltd. ADR	4,768
896	Banco Bilbao Vizcaya Argentaria SA ADR	8,861
81	Banco Bradesco SA ADR	713
1	Banco de Chile ADR	69
3,698	Banco Espirito Santo SA *	0
713	Banco Santander SA	5,080
1,130	Banco Santander SA ADR	8,023
6,000	Bank Central Asia Tbk PT	6,409
1,630	Bank of America Corp.	26,895
880	Bank of China Ltd. ADR *	14,485
7,000	Bank of Communications Co. Ltd.	6,663
84	Bank of Hawaii Corp.	5,273
62	Bank of Montreal	3,788
11	Banque Cantonale Vaudoise	6,385
674	Barclays PLC ADR	11,141
320	BNP Paribas SA ADR	9,706
80	BOC Hong Kong Holdings Ltd. ADR *	6,600
40	BOK Financial Corp.	2,587
930	CaixaBank SA	4,460
55	Canadian Imperial Bank of Commerce	4,199
1,378	China Construction Bank Corp. ADR *	27,257
2,300	CIMB Group Holdings Bhd	3,556

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Banks - (Continued)
397	Citigroup, Inc.	$ 21,470
35	City National Corp./CA	3,226
114	Commerce Bancshares, Inc./MO	5,086
76	Commonwealth Bank of Australia ADR	4,942
210	Commonwealth Bank of Australia *	13,659
838	Credit Agricole SA ADR	6,251
63	Cullen/Frost Bankers, Inc.	4,625
4,000	Dah Sing Banking Group Ltd. *	9,472
228	Danske Bank A/S	6,694
86	DBS Group Holdings Ltd. ADR	5,151
28	DNB ASA ADR	4,933
148	Fifth Third Bancorp	2,996
378	FNB Corp./PA	5,099
150	HDFC Bank Ltd. ADR *	8,943
618	HSBC Holdings PLC ADR	29,355
79	IBERIABANK Corp.	5,077
416	ICICI Bank Ltd. ADR *	4,393
390	Industrial & Commercial Bank of China Ltd. ADR *	6,731
371	ING Groep NV ADR	6,114
271	Intesa Sanpaolo SpA ADR	5,886
398	Itau Unibanco Holding SA ADR	4,259
321	JPMorgan Chase & Co.	21,115
129	KBC Groep NV	8,654
354	KeyCorp	5,161
4,151	Lloyds Banking Group PLC	5,570
1,980	Lloyds Banking Group PLC ADR	10,732
900	Mitsubishi UFJ Financial Group, Inc. ADR	6,633
899	Mitsubishi UFJ Financial Group, Inc.	6,672
2,620	Mizuho Financial Group, Inc.	5,796
646	National Australia Bank Ltd. ADR	8,514
100	National Bank of Canada	3,899
422	Nordea Bank AB	5,492
495	Nordea Bank AB	6,475
89	PrivateBancorp, Inc.	3,394
900	Public Bank Bhd	4,540
284	Royal Bank of Canada *	18,071
418	Royal Bank of Scotland Group PLC ADR	4,448
365	Skandinaviska Enskilda Banken AB	4,510
625	Societe Generale SA ADR	5,919
421	Standard Bank Group Ltd. ADR	5,545
241	Standard Chartered PLC	3,854
63	Sumitomo Mitsui Financial Group, Inc.	2,878
129	SunTrust Banks, Inc.	5,506

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Banks - (Continued)
206	Svenska Handelsbanken AB ADR	$ 4,660
190	Swedbank AB ADR	4,478
162	TCF Financial Corp.	2,550
1,200	The Bank of East Asia Ltd.	5,417
146	The Bank of Nova Scotia	7,690
66	The PNC Financial Services Group, Inc.	6,316
800	The Siam Commercial Bank PCL	3,763
330	The Toronto-Dominion Bank	14,378
5,728	Turk Ekonomi Bankasi AS *	12,799
975	UniCredit SpA	6,825
315	United Overseas Bank Ltd.	5,407
255	US Bancorp/MN	10,993
536	Valley National Bancorp	5,242
703	Wells Fargo & Co.	39,340
307	Westpac Banking Corp. ADR	7,838
		622,354	5.14%

Beverages
2,997	Ambev SA ADR	17,233
207	Anheuser-Busch InBev NV ADR	24,956
100	Asahi Group Holdings Ltd.	3,208
33	Brown-Forman Corp. Class B	3,111
244	Coca-Cola Amatil Ltd. ADR	1,891
111	Coca-Cola Enterprises, Inc.	4,910
42	Coca-Cola Femsa SAB de CV ADR	3,572
83	Diageo PLC ADR	9,210
134	Heineken NV ADR	5,266
113	Ito En Ltd.	2,449
173	PepsiCo, Inc.	16,682
215	Pernod Ricard SA ADR *	5,332
90	SABMiller PLC	4,808
99	SABMiller PLC ADR *	5,323
600	The Coca-Cola Co.	24,576
		132,527	1.10%

Biotechnology
27	Alexion Pharmaceuticals, Inc. *	4,424
91	Amgen, Inc.	14,220
35	Biogen, Inc. *	13,895
105	Celgene Corp. *	12,016
88	Cepheid *	4,855
152	CSL Ltd. ADR	5,408
180	Gilead Sciences, Inc. *	20,209

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Biotechnology - (Continued)
29	Regeneron Pharmaceuticals, Inc. *	$ 14,864
160	Seattle Genetics, Inc. *	6,894
150	Takara Bio, Inc.	1,668
37	United Therapeutics Corp. *	6,798
		105,251	0.87%

Building Products
101	Cie de Saint-Gobain *	4,709
89	Owens Corning	3,770
176	USG Corp. *	5,076
		13,555	0.11%

Capital Markets
24	Ameriprise Financial, Inc.	2,990
10	BlackRock, Inc.	3,658
168	Credit Suisse Group AG ADR	4,447
301	Daiwa Securities Group, Inc.	2,394
312	Deutsche Bank AG	9,426
205	Federated Investors, Inc.	7,134
55	Franklin Resources, Inc.	2,800
285	GAM Holding AG	6,353
75	Invesco Ltd.	2,987
57	Legg Mason, Inc.	3,042
118	Macquarie Group Ltd. *	7,374
494	Mediobanca SpA *	5,087
257	Morgan Stanley	9,817
310	Nomura Holdings, Inc. ADR	2,052
77	Northern Trust Corp.	5,740
232	NorthStar Asset Management Group, Inc./New York	5,076
22	Partners Group Holding AG	6,900
635	Ratos AB Class B	4,106
140	The Bank of New York Mellon Corp.	6,070
99	The Charles Schwab Corp.	3,133
56	The Goldman Sachs Group, Inc.	11,547
540	UBS AG	11,551
298	UBS Group AG *	6,431
		130,115	1.08%

Chemicals
55	Agrium, Inc.	5,718
203	Air Liquide SA ADR	5,239
22	Air Products & Chemicals, Inc.	3,229
204	Akzo Nobel NV ADR	5,206

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Chemicals - (Continued)
160	BASF SE ADR	$ 14,846
959	DuluxGroup Ltd. *	4,303
43	Ecolab, Inc.	4,930
121	EI du Pont de Nemours & Co.	8,592
168	Evonik Industries AG	6,240
83	FMC Corp.	4,745
4	Givaudan SA	7,329
250	Linde AG ADR	4,835
1,000	Mitsui Chemicals, Inc.	3,271
40	Monsanto Co.	4,679
2,600	Petronas Chemicals Group Bhd	4,438
140	PolyOne Corp.	5,445
185	Potash Corp. of Saskatchewan, Inc.	5,824
40	Praxair, Inc.	4,914
128	Shin-Etsu Chemical Co. Ltd. ADR	1,943
172	Sumitomo Chemical Co. Ltd. ADR	5,028
1,257	Synthomer PLC	6,728
73	The Dow Chemical Co.	3,801
15	The Sherwin-Williams Co.	4,323
64	Westlake Chemical Corp.	4,513
100	Yara International ASA ADR	5,039
		135,158	1.12%

Commercial Services & Supplies
3,593	China Everbright International Ltd. *	6,812
65	Cintas Corp. *	5,596
83	Deluxe Corp.	5,298
236	G4S PLC ADR	5,490
134	KAR Auction Services, Inc.	4,993
150	Park24 Co. Ltd. *	2,650
161	RR Donnelley & Sons Co.	3,088
110	Tyco International PLC	4,440
4,000	United Envirotech Ltd. *	5,282
		43,649	0.36%

Communications Equipment
686	Cisco Systems, Inc.	20,107
77	Motorola Solutions, Inc.	4,543
592	Nokia OYJ ADR	4,316
33	Palo Alto Networks, Inc. *	5,593
73	QUALCOMM, Inc.	5,087
81	ViaSat, Inc. *	5,102
		44,748	0.37%

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Construction & Engineering
280	Vinci SA ADR	$ 4,150	0.03%

Construction Materials
15	Cemex SAB de CV ADR *	140
238	CRH PLC ADR	6,674
59	Eagle Materials, Inc.	4,925
295	Holcim Ltd.,	4,649
73	Lafarge SA	5,157
26	Martin Marietta Materials, Inc.	3,874
400	The Siam Cement PLC	6,243
793	Sumitomo Osaka Cement Co. Ltd.	2,849
		34,511	0.29%

Consumer Finance
142	American Express Co.	11,320
67	Capital One Financial Corp.	5,599
91	Discover Financial Services	5,303
100	PRA Group, Inc. *	5,676
		27,898	0.23%

Containers & Packaging
80	AptarGroup, Inc.	5,102
146	Berry Plastics Group, Inc. *	4,887
77	Crown Holdings, Inc. *	4,257
108	MeadWestvaco Corp.	5,458
		19,704	0.16%

Distributors
200	Canon Marketing Japan, Inc.	3,550
61	Genuine Parts Co.	5,519
198	LKQ Corp. *	5,657
		14,726	0.12%

Diversified Consumer Services
187	Apollo Education Group, Inc. *	3,100
5	Graham Holdings Co.	5,355
162	H&R Block, Inc.	5,140
		13,595	0.11%

Diversified Financial Services
209	Berkshire Hathaway, Inc. Class B *	29,887
37	CME Group, Inc./IL	3,485
1,313	FirstRand Ltd.	5,621

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Diversified Financial Services - (Continued)
58	Groupe Bruxelles Lambert SA	$ 4,827
308	Hong Kong Exchanges and Clearing Ltd. ADR	11,766
20	Intercontinental Exchange, Inc.	4,736
150	Investor AB	5,926
47	Moodys Corp.	5,081
996	RMB Holdings Ltd.	5,368
		76,697	0.63%

Diversified Telecommunication Services
623	AT&T, Inc.	21,518
114	BCE, Inc.	4,992
126	BT Group PLC ADR	8,631
305	Deutsche Telekom AG	5,249
329	Deutsche Telekom AG ADR	5,665
300	Frontier Communications Corp.	1,545
113	Nippon Telegraph & Telephone Corp. ADR	3,918
493	Orange SA ADR	7,765
250	Singapore Telecommunications Ltd. ADR	7,660
100	Swisscom AG ADR	5,808
414	Telecom Italia SpA ADR *	5,067
684	Telefonica SA ADR	9,685
148	Telekomunikasi Indonesia Persero Tbk PT ADR	6,402
98	Telenor ASA ADR	6,674
324	TeliaSonera AB ADR	3,807
218	Telstra Corp. Ltd. ADR	5,164
580	Verizon Communications, Inc.	28,675
		138,225	1.14%

Electric Utilities
57	American Electric Power Co., Inc.	3,209
648	CLP Holdings Ltd. ADR	5,664
9	CPFL Energia SA ADR *	108
74	Duke Energy Corp.	5,604
75	El Paso Electric Co.	2,728
795	Electricite de France SA ADR	3,800
252	Electricite de France SA	6,198
128	Endesa SA	2,395
877	Enel SpA ADR *	4,245
310	Enersis SA ADR	5,273
41	Entergy Corp.	3,135
149	Exelon Corp.	5,041
955	Fortum OYJ ADR	3,581
237	Iberdrola SA ADR *	6,579

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Electric Utilities - (Continued)
324	Korea Electric Power Corp. ADR	$ 6,697
42	NextEra Energy, Inc.	4,298
141	PPL Corp.	4,894
200	SSE PLC ADR	5,140
250	The Kansai Electric Power Co., Inc.	2,781
118	The Southern Co.	5,155
100	UIL Holdings Corp.	5,069
134	Xcel Energy, Inc. *	4,563
		96,157	0.79%

Electrical Equipment
220	ABB Ltd.	4,813
96	AMETEK, Inc.	5,161
79	Eaton Corp. PLC	5,656
48	Emerson Electric Co.	2,895
120,000	FDG Electric Vehicles Ltd. *	12,847
78	Mitsubishi Electric Corp. ADR	2,133
28	Rockwell Automation, Inc.	3,441
400	Schneider Electric SE ADR	6,064
		43,010	0.36%

Electronic Equipment, Instruments & Components
68	Anixter International, Inc. *	4,624
61	Avnet, Inc.	2,685
100	Azbil Corp.	2,727
294	Corning, Inc.	6,150
33	Hitachi Ltd. ADR	2,240
198	Ingram Micro, Inc. Class A *	5,308
34	IPG Photonics Corp. *	3,225
133	Jabil Circuit, Inc.	3,268
42	Keysight Technologies, Inc. *	1,380
58	Kyocera Corp. ADR	3,171
430	LG Display Co. Ltd. ADR	5,680
52	Littelfuse, Inc.	5,028
68	Omron Corp.	3,172
118	TE Connectivity Ltd.	8,142
200	Yaskawa Electric Corp.	2,820
		59,620	0.49%

Energy Equipment & Services
45	Cameron International Corp. *	2,310
65	Halliburton Co.	2,951
39	Helmerich & Payne, Inc.	2,847

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Energy Equipment & Services - (Continued)
93	National Oilwell Varco, Inc.	$ 4,575
53	Paragon Offshore PLC *	88
436	Petrofac Ltd. ADR	2,995
162	Rowan Cos PLC	3,480
128	Schlumberger Ltd.	11,619
27	SEACOR Holdings, Inc. *	1,893
16	Seventy Seven Energy, Inc. *	94
117	Tenaris SA	3,366
45	Tidewater, Inc.	1,104
		37,322	0.31%

Food & Staples Retailing
38	Costco Wholesale Corp.	5,418
82	CVS Health Corp.	8,395
233	J Sainsbury PLC ADR	3,646
341	Koninklijke Ahold NV ADR	6,967
100	Loblaw Cos Ltd. *	5,155
62	Seven & i Holdings Co. Ltd.	2,576
80	Sysco Corp.	2,973
365	Tesco PLC ADR *	3,555
92	The Kroger Co.	6,698
197	Walgreens Boots Alliance, Inc.	16,910
199	Wal-Mart de Mexico SAB de CV ADR	4,917
341	Wal-Mart Stores, Inc.	25,326
241	Wesfarmers Ltd. ADR	4,017
102	Whole Foods Market, Inc.	4,206
159	Woolworths Ltd. *	3,403
		104,162	0.86%

Food Products
183	Ajinomoto Co, Inc. ADR	3,784
59	Archer-Daniels-Midland Co.	3,118
149	Associated British Foods PLC ADR	6,970
237	BRF SA ADR	4,790
33	Bunge Ltd.	3,054
1	Chocoladefabriken Lindt & Sprungli AG	5,280
355	Danone SA ADR	4,885
257	Darling Ingredients, Inc. *	4,035
47	General Mills, Inc.	2,639
117	Hormel Foods Corp.	6,695
710	JBS SA ADR	6,994
51	Kraft Foods Group, Inc. *	4,307
243	Mondelez International, Inc.	10,106

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Food Products - (Continued)
142	Nestle SA	$ 11,015
288	Nestle SA ADR	22,303
100	Riken Vitamin Co. Ltd.	3,166
60	TreeHouse Foods, Inc. *	4,280
255	Unilever NV	10,889
111	Unilever PLC	4,899
125	Unilever PLC ADR	5,519
97	Viscofan SA	5,959
2,000	Yeo Hiap Seng Ltd.	2,463
		137,150	1.13%

Gas Utilities
98	AGL Resources, Inc.	4,936
55	Atmos Energy Corp.	2,971
261	Gas Natural SDG SA	6,423
2,000	Hong Kong & China Gas Co. Ltd. *	4,824
10,530	Keppel Infrastructure Trust	4,179
22	ONE Gas, Inc.	975
47	Southwest Gas Corp.	2,560
452	Superior Plus Corp.	4,924
89	WGL Holdings, Inc.	5,121
		36,913	0.30%

Health Care Equipment & Supplies
254	Abbott Laboratories	12,344
76	Alere, Inc. *	3,920
41	Baxter International, Inc.	2,731
35	Becton Dickinson and Co.	4,918
284	Boston Scientific Corp. *	5,189
202	Cochlear Ltd. ADR	6,760
83	Coloplast A/S	6,272
93	Essilor International SA ADR	5,686
3	Halyard Health, Inc. *	124
98	Hill-Rom Holdings, Inc.	5,053
12	Intuitive Surgical, Inc. *	5,853
196	Medtronic PLC	14,959
69	Olympus Corp. ADR	2,343
167	Smith & Nephew PLC ADR	5,920
28	Straumann Holding AG	7,431
29	Stryker Corp.	2,788
31	Teleflex, Inc.	3,991
215	Terumo Corp.	4,895
		101,177	0.84%

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Health Care Providers & Services
27	Aetna, Inc.	$ 3,185
45	AmerisourceBergen Corp.	5,065
25	Anthem, Inc.	4,196
40	Cardinal Health, Inc.	3,527
100	Catamaran Corp. *	5,985
26	Community Health Systems, Inc. *	1,438
44	DaVita HealthCare Partners, Inc. *	3,686
101	Express Scripts Holding Co. *	8,801
34	Humana, Inc.	7,298
22	McKesson Corp.	5,219
110	UnitedHealth Group, Inc.	13,223
163	VCA, Inc. *	8,551
37	WellCare Health Plans, Inc. *	3,170
		73,344	0.61%

Hotels, Restaurants & Leisure
5,000	Ajisen China Holdings Ltd. *	3,031
28	Buffalo Wild Wings, Inc. *	4,275
112	Carnival Corp.	5,189
8	Chipotle Mexican Grill, Inc. *	4,924
36	Cracker Barrel Old Country Store, Inc.	5,079
65	Dunkin Brands Group, Inc.	3,468
655	Galaxy Entertainment Group Ltd.	3,134
92	Las Vegas Sands Corp.	4,676
42	Marriott International, Inc./MD	3,276
97	McDonalds Corp.	9,305
129	Melco Crown Entertainment Ltd. ADR	2,495
3,063	Melco International Development Ltd.	4,622
3,000	Miramar Hotel & Investment *	5,123
44	Royal Caribbean Cruises Ltd.	3,343
66	Six Flags Entertainment Corp.	3,225
2,000	SJM Holdings Ltd. *	2,562
54	Sodexo SA ADR	5,580
200	St Marc Holdings Co. Ltd.	6,703
130	Starbucks Corp.	6,755
62	Starwood Hotels & Resorts Worldwide, Inc.	5,131
1,704	Tatts Group Ltd. *	5,419
37	Whitbread PLC	2,896
33	Yum! Brands, Inc.	2,974
		103,185	0.85%

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Household Durables
83	Garmin Ltd.	$ 3,775
127	Newell Rubbermaid, Inc.	5,020
4	NVR, Inc. *	5,442
170	Panasonic Corp. ADR	2,487
132	Sony Corp. ADR *	4,081
840	Steinhoff International Holdings Ltd. *	5,204
400	Sumitomo Forestry Co. Ltd.	5,227
113	The Ryland Group, Inc.	4,754
25	Whirlpool Corp.	4,606
		40,596	0.34%

Household Products
115	Colgate-Palmolive Co.	7,681
33	Energizer Holdings, Inc.	4,676
66	Henkel AG & Co KGaA ADR	6,809
28	Kimberly-Clark Corp.	3,048
360	Reckitt Benckiser Group PLC	6,566
60	Reckitt Benckiser Group PLC ADR	5,417
460	The Procter & Gamble Co.	36,059
129	Unicharm Corp.	2,856
		73,112	0.60%

IT Services
16	Alliance Data Systems Corp. *	4,768
30	Automatic Data Processing, Inc.	2,565
177	Cielo SA ADR	2,223
84	Cognizant Technology Solutions Corp. Class A *	5,436
48	Computer Sciences Corp.	3,293
86	Euronet Worldwide, Inc. *	5,143
99	Fidelity National Information Services, Inc.	6,207
36	FleetCor Technologies, Inc. *	5,477
172	Infosys Ltd. ADR *	5,482
58	International Business Machines Corp.	9,840
166	MasterCard, Inc.	15,315
80	Nomura Research Institute Ltd.	3,078
113	Teradata Corp. *	4,400
142	VeriFone Systems, Inc. *	5,420
242	Visa, Inc.	16,621
		95,268	0.79%

Independent Power and Renewable Electricity Producers
6,000	Huadian Power International Corp. Ltd.	6,934	0.06%

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Industrial Conglomerates
81	3M Co	$ 12,885
53	Danaher Corp.	4,575
1,450	General Electric Co.	39,542
206	Hutchison Whampoa Ltd. ADR	6,112
180	Jardine Matheson Holdings Ltd. ADR	11,065
220	KOC Holding AS ADR	4,910
167	Koninklijke Philips NV	4,557
181	Siemens AG ADR	19,059
1,900	Sime Darby Bhd	4,310
241	SM Investments Corp.	4,757
220	Smiths Group PLC ADR	4,041
187	Toshiba Corp. ADR	3,949
		119,762	0.99%

Insurance
71	ACE Ltd.	7,560
623	Aegon NV	4,778
87	Aflac, Inc.	5,413
508	AIA Group Ltd. ADR	13,406
11	Alleghany Corp. *	5,229
970	Allianz SE ADR	15,307
55	American Financial Group, Inc./OH	3,493
204	American International Group, Inc.	11,956
61	Aon PLC	6,174
84	Assurant, Inc.	5,531
290	Aviva PLC ADR	4,669
448	AXA SA ADR	11,348
354	China Life Insurance Co. Ltd. ADR	8,443
98	Cincinnati Financial Corp.	4,957
285	CNO Financial Group, Inc.	5,130
57	Euler Hermes Group *	6,314
178	Genworth Financial, Inc. Class A *	1,413
84	Intact Financial Corp.	6,022
49	Lincoln National Corp.	2,793
116	Loews Corp.	4,654
260	Manulife Financial Corp.	4,771
5	Markel Corp. *	3,864
92	Marsh & McLennan Cos, Inc.	5,357
176	MetLife, Inc.	9,198
260	Muenchener Rueckversicherungs-Gesellschaft AG ADR	4,797
1,700	New China Life Insurance Co. Ltd. *	10,854
1,820	Old Mutual PLC	6,152
270	Ping An Insurance Group Co. of China Ltd. * ADR	7,935

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Insurance - (Continued)
91	Power Corp. of Canada	$ 2,359
165	Power Financial Corp.	4,783
57	Principal Financial Group, Inc.	2,946
33	Prudential Financial, Inc.	2,792
165	Prudential PLC ADR	8,253
218	Sampo Oyj ADR	5,134
315	Sanlam Ltd. ADR	3,600
1,022	SCOR SE ADR	3,567
108	Selective Insurance Group, Inc.	2,928
629	Standard Life PLC	4,690
73	The Allstate Corp.	4,914
58	The Chubb Corp.	5,655
48	The Travelers Companies, Inc.	4,854
87	Tokio Marine Holdings, Inc. ADR	3,567
46	Torchmark Corp.	2,625
255	Tryg A/S	5,097
96	Vienna Insurance Group AG Wiener	3,651
83	WR Berkley Corp.	4,067
170	Zurich Insurance Group AG ADR	5,435
		268,435	2.22%

Internet & Catalog Retail
18	Amazon.com, Inc. *	7,726
182	JD.com, Inc. ADR *	6,130
165	Liberty TripAdvisor Holdings, Inc. Class A *	4,617
9	Netflix, Inc. *	5,617
465	Rakuten, Inc.	7,654
7	The Priceline Group, Inc. *	8,204
		39,948	0.33%

Internet Software & Services
216	Alibaba Group Holding Ltd. ADR *	19,293
78	Baidu, Inc. ADR *	15,397
200	Dena Co. Ltd.	4,272
170	eBay, Inc. *	10,431
110	Facebook, Inc. Class A *	8,711
35	Google, Inc. Class A *	19,086
44	Google, Inc. Class C *	23,413
14	LinkedIn Corp. Class A *	2,729
35	NetEase, Inc. ADR	4,949
449	Telecity Group PLC	7,400
2,339	Tencent Holdings Ltd. ADR	46,686
130	Twitter, Inc. *	4,767

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Internet Software & Services
225	Yahoo Japan Corp. ADR	$ 2,009
77	Yahoo!, Inc. *	3,306
25	Zillow Group, Inc. *	2,285
		174,734	1.44%

Leisure Products
62	Brunswick Corp./DE	3,164
31	Shimano, Inc.	4,413
38	Vista Outdoor, Inc. *	1,751
		9,328	0.08%

Life Sciences Tools & Services
51	Bio-Techne Corp.	5,164	0.04%

Machinery
175	Atlas Copco AB ADR	5,339
88	Caterpillar, Inc.	7,508
36	Cummins, Inc.	4,880
70	FANUC Corp. ADR	2,639
70	Graco, Inc.	5,081
23	Hino Motors Ltd. ADR	3,117
53	Illinois Tool Works, Inc.	4,973
119	Joy Global, Inc.	4,634
900	Kitz Corp.	4,358
221	Komatsu Ltd.	4,671
118	Kone OYJ Class B	4,950
153	Kubota Corp.	2,557
41	MAN SE	4,236
500	Mitsubishi Heavy Industries Ltd.	3,251
300	Miura Co. Ltd.	3,299
103	Oshkosh Corp.	5,166
51	Pall Corp.	6,346
51	Parker-Hannifin Corp.	6,142
388	Sandvik AB ADR	4,699
191	SKF AB ADR	4,649
7	SMC Corp./Japan	2,123
60	SPX Corp.	4,459
250	Star Micronics Co. Ltd.	4,187
271	Trelleborg AB	5,285
386	Volvo AB ADR	5,026
52	Wabtec Corp./DE	5,216
114	Woodward, Inc.	5,807
88	Xylem, Inc./NY	3,218
		127,816	1.06%

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Marine
400	AP Moeller - Maersk A/S ADR	$ 3,868	0.03%

Media
55	CBS Corp. Class B	3,395
75	Cinemark Holdings, Inc.	3,040
204	Comcast Corp. Class A	11,926
443	Daily Mail & General Trust PLC	6,515
39	DIRECTV *	3,551
72	DISH Network Corp. Class A *	5,097
116	Gannett Co, Inc.	4,152
173	Grupo Televisa SAB ADR	6,548
113	Liberty Global PLC *	6,074
96	Naspers Ltd. ADR *	14,166
65	Omnicom Group, Inc.	4,844
255	Pearson PLC ADR	5,133
392	ProSiebenSat.1 Media AG ADR	4,700
135	Reed Elsevier NV ADR	6,554
129	Regal Entertainment Group Class A	2,704
400	RTL Group SA ADR	3,630
98	Sky PLC ADR	6,362
713	Technicolor SA	4,575
250	The Interpublic Group of Companies, Inc.	5,105
168	The Walt Disney Co.	18,542
163	Thomson Reuters Corp.	6,513
32	Time Warner Cable, Inc.	5,788
47	Time Warner, Inc.	3,971
10	Time, Inc.	225
87	Twenty-First Century Fox, Inc.	2,923
41	Viacom, Inc. Class B	2,742
199	Vivendi SA ADR	5,082
48	WPP PLC ADR *	5,691
		159,548	1.32%

Metals & Mining
590	Anglo American PLC ADR	4,614
196	Antofagasta PLC ADR	4,526
330	ArcelorMittal	3,538
84	BHP Billiton Ltd. ADR	3,749
216	BHP Billiton PLC ADR	9,139
140	Carpenter Technology Corp.	5,718
289	Cliffs Natural Resources, Inc.	1,535
129	Commercial Metals Co.	2,073
500	Daido Steel Co. Ltd.	2,425

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Metals & Mining - (Continued)
1,106	Fortescue Metals Group Ltd. *	$ 2,046
862	Glencore PLC ADR	7,629
1,501	Grupo Mexico SAB de CV Series B	4,655
310	MMC Norilsk Nickel OJSC ADR	5,447
20,000	MMG Ltd. *	7,920
84	Newmont Mining Corp.	2,288
150	Nippon Steel & Sumitomo Metal Corp.	413
1,572	NOVAGOLD RESOURCES, Inc. *	6,429
906	Outokumpu OYJ *	4,932
96	Rio Tinto Ltd. *	4,271
98	Rio Tinto PLC	4,279
54	Royal Gold, Inc.	3,498
120	South32 Ltd. ADR *	992
190	Southern Copper Corp.	5,704
228	Steel Dynamics, Inc.	4,973
315	Teck Resources Ltd.	3,667
197	ThyssenKrupp AG	5,225
20,000	Tiangong International Co. Ltd.	4,153
390	Vedanta Ltd. ADR *	4,859
		120,697	1.00%

Multi-Utilities
74	Ameren Corp.	2,977
1,598	Centrica PLC	6,782
53	Consolidated Edison, Inc.	3,278
57	Dominion Resources, Inc./VA	4,020
37	DTE Energy Co.	2,932
255	E.ON SE ADR	3,746
262	GDF Suez	5,290
91	National Grid PLC ADR	6,523
113	NiSource, Inc.	5,331
114	Public Service Enterprise Group, Inc.	4,860
119	RWE AG ADR	2,782
44	Sempra Energy	4,729
122	Vectren Corp.	5,194
362	Veolia Environnement SA ADR	7,530
100	Wisconsin Energy Corp.	4,828
		70,802	0.58%

Multiline Retail
53	Canadian Tire Corp. Ltd. Class A	5,493
68	Dollar General Corp.	4,936
111	Dollar Tree, Inc. *	8,324

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Multiline Retail - (Continued)
49	Macys, Inc.	$ 3,281
755	Marks & Spencer Group PLC	6,729
2,175	Myer Holdings Ltd. *	2,494
57	Next PLC	6,553
127	Sears Holdings Corp. *	5,455
67	Target Corp.	5,314
		48,579	0.40%

Oil, Gas & Consumable Fuels
30	Anadarko Petroleum Corp.	2,508
45	Apache Corp.	2,693
287	BG Group PLC ADR	5,037
512	BP PLC ADR	21,228
22	California Resources Corp.	173
329	Canadian Natural Resources Ltd.	10,146
280	Canadian Oil Sands Ltd.	2,450
66	Cheniere Energy, Inc. *	5,005
234	Chesapeake Energy Corp.	3,302
164	Chevron Corp.	16,892
42	Cimarex Energy Co.	4,851
28	CNOOC Ltd. ADR	4,368
552	Cobalt International Energy, Inc. *	5,608
166	ConocoPhillips	10,571
48	Continental Resources, Inc./OK *	2,187
43	Devon Energy Corp.	2,804
544	Dragon Oil PLC	5,711
112	Enbridge, Inc.	5,367
376	Eni SpA	6,772
51	EOG Resources, Inc.	4,523
657	Exxon Mobil Corp.	55,976
2,142	Gazprom OAO ADR *	11,481
198	Gibson Energy, Inc.	3,808
76	Hess Corp.	5,132
165	Husky Energy, Inc.	3,246
128	Imperial Oil Ltd.	5,019
320	Kinder Morgan, Inc./DE	13,277
342	Laredo Petroleum, Inc. *	4,658
200	Lukoil OAO ADR	9,548
56	Marathon Petroleum Corp.	5,794
44	Noble Energy, Inc.	1,926
55	Occidental Petroleum Corp.	4,300
45	ONEOK, Inc.	1,886
169	PBF Energy, Inc.	4,533

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Oil, Gas & Consumable Fuels - (Continued)
36	Phillips 66	$ 2,848
28	Pioneer Natural Resources Co.	4,139
67	QEP Resources, Inc.	1,262
207	Repsol SA ADR	3,956
2,309	Rosneft OAO *	10,573
353	Royal Dutch Shell PLC Class A ADR	21,081
68	Royal Dutch Shell PLC Class B ADR	4,127
139	Royal Dutch Shell PLC Class A	4,150
816	SandRidge Energy, Inc. *	996
151	Spectra Energy Corp.	5,311
394	Statoil ASA ADR	7,321
214	Suncor Energy, Inc.	6,255
725	Surgutneftegas OAO ADR *	4,408
53	The Williams Companies, Inc.	2,708
314	TOTAL SA ADR	15,854
97	TransCanada Corp.	4,207
322	Ultra Petroleum Corp. *	4,479
64	Valero Energy Corp.	3,791
56	Western Refining, Inc.	2,463
41	Whiting Petroleum Corp. *	1,353
146	Woodside Petroleum Ltd. ADR	4,098
53	World Fuel Services Corp.	2,652
		370,812	3.06%

Paper & Forest Products
241	Canfor Corp. *	5,003
116	International Paper Co.	6,012
		11,015	0.09%

Personal Products
55	Beiersdorf AG	4,982
75	Kao Corp. ADR	3,410
305	LOreal SA ADR	11,563
		19,955	0.16%

Pharmaceuticals
109	AbbVie, Inc.	7,258
8	Actavis PLC *	2,454
115	Astellas Pharma, Inc. ADR	1,670
110	AstraZeneca PLC ADR	7,430
126	Bayer AG ADR	17,994
265	Bristol-Myers Squibb Co.	17,119
78	Chugai Pharmaceutical Co. Ltd.	2,338

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Pharmaceuticals - (Continued)
127	Dr Reddys Laboratories Ltd. ADR *	$ 7,040
56	Eli Lilly & Co.	4,418
196	GlaxoSmithKline PLC ADR	8,697
225	GlaxoSmithKline PLC	5,000
213	Impax Laboratories, Inc. *	10,013
14	Indivior PLC ADR *	248
60	Indivior PLC *	211
21	Jazz Pharmaceuticals PLC *	3,766
368	Johnson & Johnson	36,852
9	Mallinckrodt PLC *	1,165
500	Merck & Co, Inc. ADR	30,445
192	Merck KGaA	6,845
160	Novartis AG	16,429
195	Novartis AG ADR	20,032
348	Novo Nordisk A/S ADR	19,655
543	Pfizer, Inc.	18,869
22	Roche Holding AG	6,385
999	Roche Holding AG ADR	38,422
60	Sanofi	5,878
301	Sanofi ADR	14,872
105	Takeda Pharmaceutical Co. Ltd. ADR	2,548
224	Teva Pharmaceutical Industries Ltd. ADR	13,462
47	Valeant Pharmaceuticals International, Inc. *	11,222
148	Zoetis, Inc.	7,366
		346,103	2.86%

Professional Services
72	CEB, Inc.	6,090
292	Experian PLC ADR	5,592
40	IHS, Inc. Class A *	4,936
44	ManpowerGroup, Inc.	3,725
683	Michael Page International PLC	5,675
		26,018	0.21%

Real Estate Management & Development
1,000	CapitaLand Ltd.	2,589
3,400	Central Pattana PCL	4,364
365	CK Hutchison Holdings Ltd. ADR *	7,957
115	Daiwa House Industry Co. Ltd.	2,768
14,309	Franshion Properties China Ltd. *	5,574
8,000	Goldin Properties Holdings Ltd. *	25,590
830	Henderson Land Development Co. Ltd. ADR *	6,690

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Real Estate Management & Development - (Continued)
1,613	IMMOFINANZ AG *	$ 4,298
83	Mitsubishi Estate Co. Ltd. ADR	1,843
60	Mitsui Fudosan Co. Ltd.	1,753
42	Morguard Corp.	5,147
100	Nomura Real Estate Holdings, Inc. *	2,058
514	Savills PLC	7,646
270	The St Joe Co. *	4,301
8,900	TICON Industrial Connection PCL	4,226
282	Tokyo Tatemono Co. Ltd.	2,190
		88,994	0.74%

Road & Rail
204	Canadian National Railway Co.	12,109
93	CSX Corp.	3,169
181	East Japan Railway Co. ADR	2,749
47	Kansas City Southern	4,254
1,184	MTR Corp. Ltd.	5,673
46	Norfolk Southern Corp.	4,232
34	Ryder System, Inc.	3,116
130	Union Pacific Corp.	13,118
		48,420	0.40%

Semiconductors & Semiconductor Equipment
98	Analog Devices, Inc.	6,660
149	Applied Materials, Inc.	2,999
105	ARM Holdings PLC ADR	5,593
72	ASML Holding NV	8,086
508	Infineon Technologies AG ADR	6,655
451	Intel Corp.	15,541
66	Lam Research Corp.	5,429
81	Micron Technology, Inc. *	2,262
102	Silicon Laboratories, Inc. *	5,655
91	Skyworks Solutions, Inc.	9,952
81	Synaptics, Inc. *	8,071
1,435	Taiwan Semiconductor Manufacturing Co. Ltd. ADR *	34,842
186	Texas Instruments, Inc.	10,401
83	Tokyo Electron Ltd.	5,314
2,500	United Microelectronics Corp. ADR *	5,625
116	Xilinx, Inc.	5,501
		138,586	1.14%

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Software
81	Autodesk, Inc. *	$ 4,386
10	CDK Global, Inc.	533
81	Check Point Software Technologies Ltd. *	6,862
73	Citrix Systems, Inc. *	4,746
86	Dassault Systemes ADR	6,732
84	Electronic Arts, Inc. *	5,271
91	Manhattan Associates, Inc. *	4,991
206	Mentor Graphics Corp.	5,379
1,177	Microsoft Corp.	55,154
296	Nintendo Co. Ltd. ADR	6,263
605	Oracle Corp.	26,311
143	Qlik Technologies, Inc. *	5,172
47	Salesforce.com, Inc. *	3,419
203	SAP SE ADR	15,002
67	ServiceNow, Inc. *	5,133
76	SolarWinds, Inc. *	3,606
64	SS&C Technologies Holdings, Inc.	3,772
200	Take-Two Interactive Software, Inc. *	5,474
39	Tyler Technologies, Inc. *	4,738
		172,944	1.43%

Specialty Retail
81	AutoNation, Inc. *	5,055
106	Cabelas, Inc. *	5,406
73	CarMax, Inc. *	5,186
289	Chicos FAS, Inc.	4,800
152	CST Brands, Inc.	6,045
135	Hennes & Mauritz AB	5,326
175	Inditex SA	5,800
48	Lithia Motors, Inc. Class A	5,110
123	Lowes Cos, Inc.	8,608
31	OReilly Automotive, Inc. *	6,805
160	The Home Depot, Inc.	17,827
77	The TJX Companies, Inc.	4,957
723	Truworths International Ltd.	5,164
		86,089	0.71%

Technology Hardware, Storage & Peripherals
198	3D Systems Corp. *	4,330
646	Apple, Inc.	84,161
76	Canon, Inc. ADR	2,624
120	Electronics For Imaging, Inc. *	5,188
188	EMC Corp./MA	4,952

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Technology Hardware, Storage & Peripherals - (Continued)
277	Hewlett-Packard Co.	$ 9,252
250	Ricoh Co. Ltd. ADR	2,598
101	Seagate Technology PLC	5,620
53	Western Digital Corp.	5,160
		123,885	1.02%

Textiles, Apparel & Luxury Goods
92	Adidas AG ADR	3,598
29	Christian Dior SE	5,826
612	Cie Financiere Richemont SA ADR *	5,251
67	Deckers Outdoor Corp. *	4,566
176	Hanesbrands, Inc.	5,607
16	Hermes International	6,253
109	Kate Spade & Co. *	2,701
250	Kering ADR	4,388
30	LVMH Moet Hennessy Louis Vuitton SE	5,346
145	LVMH Moet Hennessy Louis Vuitton SE ADR	5,184
56	Michael Kors Holdings Ltd. *	2,604
103	NIKE, Inc.	10,472
68	VF Corp.	4,789
		66,585	0.55%

Thrifts & Mortgage Finance
189	Radian Group, Inc.	3,387	0.03%

Tobacco
240	Altria Group, Inc.	12,288
48	British American Tobacco PLC ADR	5,315
85	British American Tobacco PLC	4,685
69	Imperial Tobacco Group PLC ADR	7,133
128	Japan Tobacco, Inc.	4,682
76	Lorillard, Inc.	5,508
217	Philip Morris International, Inc.	18,026
87	Reynolds American, Inc.	6,677
		64,314	0.53%

Trading Companies & Distributors
92	GATX Corp.	5,125
41	Marubeni Corp. ADR	2,387
120	Mitsubishi Corp.	2,694
8	Mitsui & Co. Ltd. ADR	2,229
217	Rexel SA	3,982

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Trading Companies & Distributors - (Continued)
2	Veritiv Corp. *	$ 83
41	Watsco, Inc.	5,163
		21,663	0.18%

Transportation Infrastructure
240	Abertis Infraestructuras SA	4,218
372	Atlantia SpA ADR	4,769
1,625	Auckland International Airport Ltd. ADR *	5,595
1,309	BBA Aviation PLC	6,560
2,030	International Container Terminal Services, Inc.	4,872
1,941	OHL Mexico SAB de CV *	2,619
126	Sydney Airport *	548
		29,181	0.24%

Water Utilities
62	American Water Works Co, Inc.	3,278
481	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,795
		6,073	0.05%

Wireless Telecommunication Services
784	Advanced Info Service PCL ADR	5,496
452	America Movil SAB de CV ADR *	9,492
2,300	Axiata Group Bhd *	4,127
425	China Mobile Ltd. ADR *	27,940
360	KDDI Corp. ADR	4,050
2,400	Maxis Bhd	4,509
603	NTT DOCOMO, Inc. ADR	10,818
112	Rogers Communications, Inc. Class B	3,844
207	SK Telecom Co. Ltd. ADR	5,059
146	SoftBank Corp. ADR	4,358
613	Sprint Corp. *	2,850
147	T-Mobile US, Inc. *	5,715
200	Vodafone Group PLC *	781
318	Vodafone Group PLC ADR *	12,412
		101,451	0.84%

Total for Common Stock (Cost - $5,239,108)		$ 5,722,326	47.27%

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

CORPORATE BONDS

Banks
11,000	European Invt., 1.75%, 03/15/17	$ 11,205
10,000	Fhlb, 2.875%, 09/11/2015	10,077
10,000	HSBC Holdings, 5.1%, 04/05/2021	11,323
10,000	Intl Bk Recon, 2.125%, 03/15/2016	10,142
11,000	Wells Fargo, 1.5%, 01/16/18	11,056
		53,803	0.44%
Beverages
8,000	Anheuser Busch, 7.75%, 01/15/19	9,588
10,000	Coca Cola, 1.65%, 11/01/2018	10,109
		19,697	0.16%
Capital Markets
7,000	Credit Suisse, 7.125%, 07/15/32	9,367
9,000	Goldman Sachs, 5.95%, 01/18/18	9,948
		19,315	0.16%
Consumer Finance
11,000	American Express, 2.75%, 09/15/2015	11,068
10,000	John Deere Cap., 2.25%, 06/07/16	10,180
		21,248	0.18%
Diversified Telecommunication Services
11,000	Verizon Communications, 2.45%, 11/01/22	10,518	0.09%

Electric Utilities
10,000	Arizona Pub Serv., 4.5%, 04/01/42	10,505
9,000	Entergy Gulf, 6%, 05/01/18	10,074
10,000	Exelon Corp., 4.9%, 06/15/2015	10,014
		30,593	0.25%
Food Products
8,000	Kraft Foods, 6.875%, 01/26/39	10,524	0.09%

Hotels, Restaurants & Leisure
10,000	Carnival Corp., 3.95%, 10/15/2020	10,636	0.09%

Insurance
8,000	Equitable Cos., 7%, 04/01/28	10,120
9,000	Hartford Finl., 5.125%, 04/15/22	10,104
		20,224	0.17%
IT Services
10,000	Xerox Corp., 2.95%, 03/15/2017	10,278	0.08%

Machinery
10,000	Deere & Co., 2.6%, 06/08/2022	9,992	0.08%

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Media
10,000	Comcast Corp., 5.85%, 11/15/2015	$ 10,239	0.08%

Oil, Gas & Consumable Fuels
10,000	Apache Corp., 1.75%, 04/15/2017	10,070
10,000	BP Capital, 4.742%, 03/11/2021	11,273
10,000	ONEOK Partners, 6.125%, 02/01/2041	9,920
10,000	Plains Amer Pipeline, 3.85%, 10/15/2023	10,110
8,000	Shell Intl., 5.5%, 03/25/40	9,501
10,000	Total Fina., 4.45%, 06/24/2020	11,082
		61,956	0.51%
Pharmaceuticals
10,000	Merck & Co., 4.15%, 05/18/2043	9,973	0.08%

Real Estate Investment Trusts (REITs)
9,000	Host Hotels & Resorts, 6%, 10/01/21	10,318	0.09%

Road & Rail
9,000	Norfolk Southern, 5.9%, 06/15/19	10,305	0.09%

Thrifts & Mortgage Finance
10,000	Fed Home Loan Mortgage, 1%, 03/08/17	10,066
5,000	Fhlmc, 1.25%, 10/02/2019	4,957
5,000	Fnma, 1.05%, 05/25/2018	4,940
5,000	Fnma, 5%, 03/15/2016	5,183
		25,146	0.21%

Total for Corporate Bonds (Cost - $342,489)		$ 344,765	2.85%

EXCHANGE TRADED FUNDS
68	CurrencyShares Japanese Yen Trust *	5,321
2	Global X MSCI Norway ETF	25
62	iShares 10-20 Year Treasury Bond ETF	8,424
1,107	iShares 1-3 Year Treasury Bond ETF	93,951
603	iShares 20+ Year Treasury Bond ETF	73,994
1,444	iShares 3-7 Year Treasury Bond ETF	178,594
406	iShares 7-10 Year Treasury Bond ETF	43,410
400	iShares Agency Bond ETF	45,492
7,681	iShares Emerging Markets Local Currency Bond ETF	339,654
6,212	iShares International Treasury Bond ETF	560,819
2,056	iShares JP Morgan USD Emerging Markets	231,033
5,927	iShares MBS ETF	650,962
293	iShares MSCI Brazil Small-Cap ETF	3,296
4	iShares MSCI China Small-Cap ETF	266

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

EXCHANGE TRADED FUNDS - (Continued)
2,123	iShares MSCI Emerging Markets ETF	$ 87,298
1,160	iShares MSCI Emerging Markets Small-Cap ETF	59,114
1,186	iShares MSCI India ETF	36,232
237	iShares MSCI Japan Small-Cap ETF	13,853
367	iShares MSCI Malaysia ETF	4,712
754	iShares MSCI Pacific ex Japan ETF	34,707
900	iShares MSCI South Korea Capped ETF	52,020
727	iShares MSCI Taiwan ETF	11,879
250	iShares MSCI UAE Capped ETF	4,988
4,499	Market Vectors Emerging Markets Local Currency	89,800
175	Market Vectors Russia Small-Cap ETF	4,247
5,500	SPDR Barclays High Yield Bond ETF	216,810
15,227	SPDR Barclays International Corp.orate Bond ETF	481,021
31,489	SPDR Barclays International Treasury Bond ETF	1,650,338
584	SPDR S&P Emerging Markets SmallCap ETF	27,833
214	Vanguard FTSE Europe ETF	12,130
2,312	Vanguard Intermediate-Term Corp.orate Bond ETF	200,265
1,000	Vanguard Long-Term Corp.orate Bond ETF	88,900
918	Vanguard Short-Term Corp.orate Bond ETF	73,513
88	Vanguard Small-Cap Growth ETF	11,828
107	Vanguard Small-Cap Value ETF	11,712
1	XACT OMXS30 *	21
Total Exchange Traded Funds (Cost - $5,717,215)		$ 5,408,462	44.67%

REAL ESTATE INVESTMENT TRUSTS (REITs)
123	American Capital Agency Corp.	2,566
291	American Homes 4 Rent Class A	4,857
547	American Realty Capital Properties, Inc.	4,852
53	American Tower Corp.	4,918
35	AvalonBay Communities, Inc.	5,828
25	Boston Properties, Inc.	3,251
101	Corporate Office Properties Trust	2,593
59	Crown Castle International Corp.	4,811
146	DCT Industrial Trust, Inc.	4,776
210	DiamondRock Hospitality Co.	2,766
222	Douglas Emmett, Inc.	6,522
246	Duke Realty Corp.	4,812
65	Equity Residential	4,831
15	Essex Property Trust, Inc.	3,339
62	Extra Space Storage, Inc.	4,342
37	Federal Realty Investment Trust	4,975
175	General Growth Properties, Inc.	4,958
1,154	Goodman Group *	5,778

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS (REITs) - (Continued)
48	Health Care REIT, Inc.	$ 3,372
187	Healthcare Realty Trust, Inc.	4,454
1	Kenedix Office Investment Corp.	5,237
124	Kimco Realty Corp.	2,971
57	Lamar Advertising Co. Class A	3,455
287	Land Securities Group PLC	5,761
131	LaSalle Hotel Properties	4,776
2,905	Mirvac Group *	4,463
57	Plum Creek Timber Co., Inc.	2,352
134	Potlatch Corp.	4,862
33	Public Storage	6,387
135	Redwood Trust, Inc.	2,175
24	Simon Property Group, Inc.	4,354
39	SL Green Realty Corp.	4,628
43	Sovran Self Storage, Inc.	3,922
76	Sun Communities, Inc.	4,796
177	Sunstone Hotel Investors, Inc.	2,701
120	The GEO Group, Inc.	4,552
149	UDR, Inc.	4,851
180	Unibail-Rodamco SE ADR	4,648
90	Ventas, Inc.	5,987
142	Weyerhaeuser Co.	4,624
78	WP Carey, Inc.	4,968
26	WP GLIMCHER, Inc.	366
Total for Real Estate Investment Trusts (Cost - $172,314)		$ 181,437	1.50%

RIGHTS
385	Community Health Systems, Inc. *	6
305	Deutsche Telekom Rights 12/31/49 *	-
139	Royal Dutch Rts 06/01/15 *	-
975	UniCredit SpA *	-
Total for Rights (Cost - $0)		$ 6	0.00%

U.S. TREASURY NOTES
20,000	US Treasury, 0.25%, 05/15/2016	19,994
10,000	US Treasury, 0.5%, 06/15/2016	10,018
10,000	US Treasury, 0.625%, 04/30/2018	9,916
10,000	US Treasury, 0.625%, 07/15/2016	10,030
20,000	US Treasury, 0.625%, 11/30/2017	19,919
10,000	US Treasury, 0.75%, 12/31/2017	9,984
10,000	US Treasury, 0.75%, 2/28/2018	9,965
20,000	US Treasury, 0.75%, 6/30/2017	20,045

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

U.S. TREASURY NOTES - (Continued)
10,000	US Treasury, 0.875%, 01/31/2017	$ 10,058
10,000	US Treasury, 0.875%, 02/28/2017	10,059
10,000	US Treasury, 1%, 08/31/2016	10,076
10,000	US Treasury, 1%, 08/31/2019	9,864
10,000	US Treasury, 1%, 09/30/2019	9,852
10,000	US Treasury, 1.125%, 03/31/2020	9,844
15,000	US Treasury, 1.125%, 05/31/2019	14,929
10,000	US Treasury, 1.375%, 07/31/2018	10,112
15,000	US Treasury, 1.375%, 11/30/2018	15,137
10,000	US Treasury, 1.75%, 05/15/2022	9,942
10,000	US Treasury, 1.875%, 08/31/2017	10,258
10,000	US Treasury, 2%, 02/15/2023	10,063
10,000	US Treasury, 2.125%, 08/15/2021	10,224
10,000	US Treasury, 2.5%, 08/15/2023	10,412
10,000	US Treasury, 2.625%, 08/15/2020	10,543
10,000	US Treasury, 2.625%, 11/15/2020	10,536
20,000	US Treasury, 2.75%, 11/30/2016	20,681
5,000	US Treasury, 3.125%, 11/15/2041	5,271
10,000	US Treasury, 3.5%, 5/15/2020	10,966
5,000	US Treasury, 3.875%, 08/15/2040	5,960
36,000	US Treasury, 4.5%, 11/15/2015	36,709
5,000	US Treasury, 4.625%, 02/15/2040	6,636
10,000	US Treasury, 5.125%, 05/15/2016	10,458
5,000	US Treasury, 5.25%, 02/15/2029	6,682
5,000	US Treasury, 6.25%, 8/15/2023	6,638
Total for U.S. Treasury Notes (Cost - $391,074)		$ 391,781	3.23%

MONEY MARKET FUND
21,931	Aim Short Term Invts Treasury 0.01% **	21,931	0.18%
Total for Money Market Fund (Cost - $21,931)		$ 21,931

	Total Investments (Cost - $11,884,131)	$ 12,070,708	99.70%

	Other Assets Less Liabilities	36,055	0.30%

	Net Assets	$ 12,106,763	100.00%

** Variable Rate Security: The Yield Rate shown represents the rate at  May 31, 2015.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
698	Cobham PLC	$ 3,155
127	Elbit Systems Ltd.	9,233
302	Finmeccanica SpA *	4,009
125	MacDonald Dettwiler & Associates Ltd.	9,808
1,209	Meggitt PLC	9,399
39	MTU Aero Engines AG	3,723
102	Zodiac Aerospace	3,723
		43,050	0.19%

Air Freight & Logistics
133	bpost SA	3,841
896	CTT-Correios de Portugal SA	9,058
6,000	Kerry Logistics Network Ltd.	9,442
32	Panalpina Welttransport Holding AG	4,362
1,178	TNT Express NV ADR	9,942
1	TNT Express NV	8
		36,653	0.16%

Airlines
8,000	Air China Ltd.	9,834
3,000	ANA Holdings, Inc.	8,273
355	easyJet PLC	8,733
200	Japan Airlines Co. Ltd.	6,888
		33,728	0.15%

Auto Components
285	Aisin Seiki Co. Ltd. ADR	13,181
33	Autoliv, Inc.	4,163
1,172	Bridgestone Corp.	48,874
500	FCC Co. Ltd.	8,077
646	GKN PLC	3,621
164	Linamar Corp.	11,129
2,000	Minth Group Ltd. *	4,927
300	NGK Spark Plug Co. Ltd.	9,124
300	NOK Corp.	9,958
247	Pirelli & C. SpA	4,194
700	Sumitomo Electric Industries Ltd.	11,206
1,200	Sumitomo Riko Co. Ltd.	10,441
1,000	The Yokohama Rubber Co. Ltd.	11,304
300	Toyota Industries Corp.	18,128

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Auto Components - (Continued)
300	TS Tech Co. Ltd.	$ 8,677
63	Valeo SA	10,063
49	Valeo SA ADR	3,925
		190,992	0.83%

Automobiles
1,287	Fuji Heavy Industries Ltd.	48,714
1,000	Great Wall Motor Co. Ltd.	6,456
2,283	Honda Motor Co. Ltd. ADR	78,124
741	Isuzu Motors Ltd. ADR	9,996
400	Mazda Motor Corp.	8,621
125	Nissan Motor Co. Ltd. ADR	2,597
3,900	Nissan Motor Co. Ltd.	40,863
548	Peugeot SA *	11,442
852	Suzuki Motor Corp. *	29,753
1,418	Tata Motors Ltd. ADR *	54,309
1,846	Toyota Motor Corp. ADR	254,545
1	Toyota Motor Corp.	69
		545,489	2.37%

Banks
420	Agricultural Bank of China Ltd. ADR *	5,620
746	Akbank TAS ADR	4,431
2,400	Ashikaga Holdings Co. Ltd.	10,035
6,934	Banco Bradesco SA ADR	61,019
102,553	Banco Comercial Portugues SA *	9,602
143	Banco de Chile ADR	9,854
483	Banco do Brasil SA ADR	3,497
753	Banco Santander Brasil SA ADR	3,742
460	Banco Santander Chile ADR	9,830
215	Bancolombia SA ADR	8,757
31,500	Bank Danamon Indonesia Tbk PT	10,529
2,000	Bank Hapoalim BM *	10,490
604	Bank Mandiri Persero Tbk PT ADR	4,953
147,000	Bank of China Ltd. *	97,646
31,100	Bank of Ireland *	11,893
2,280	Bank of the Philippine Islands *	5,012
293	Bank Rakyat Indonesia Persero Tbk PT	5,201
615	Barclays Africa Group Ltd.	8,898
11,000	China CITIC Bank Corp. Ltd.	9,307
548,000	China Construction Bank Corp. Class H *	550,615
1,308	China Construction Bank Corp. ADR *	25,872

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Banks - (Continued)
1,439	Commercial International Bank Egypt SAE ADR	$ 10,073
140	Erste Group Bank AG	4,064
138	Grupo Financiero Banorte SAB de CV ADR	3,896
1,723	Grupo Financiero Inbursa SAB de CV	3,941
2,116	HDFC Bank Ltd. ADR *	126,156
1,390	ICICI Bank Ltd. ADR *	14,678
736	Industrial & Commercial Bank of China Ltd. ADR *	12,703
6,921	Itau Unibanco Holding SA ADR	74,055
134	KB Financial Group, Inc. ADR	4,804
810	Malayan Banking Bhd ADR	4,050
13,319	Mitsubishi UFJ Financial Group, Inc. ADR	98,161
895	Mizrahi Tefahot Bank Ltd. *	10,179
1,173	Mizuho Financial Group, Inc. ADR	5,149
21,400	Mizuho Financial Group, Inc.	47,345
462	OTP Bank PLC *	9,358
2,000	Resona Holdings, Inc.	11,486
64,680	Sberbank of Russia *	90,832
1,662	Sberbank of Russia ADR *	9,357
2,200	Seven Bank Ltd.	10,422
119	Shinhan Financial Group Co. Ltd. ADR	4,428
6	Shinkin Central Bank	10,925
9,225	Sumitomo Mitsui Financial Group, Inc. ADR	83,763
62	Sumitomo Mitsui Financial Group, Inc.	2,832
1,208	Sumitomo Mitsui Trust Holdings, Inc. ADR	5,521
4,000	Sumitomo Mitsui Trust Holdings, Inc.	18,366
1,000	The 77 Bank Ltd.	5,607
200	The Bank of Iwate Ltd.	9,217
1,000	The Bank of Kyoto Ltd.	11,457
1,000	The Bank of Yokohama Ltd.	6,233
1,000	The Chiba Bank Ltd.	7,904
1,000	The Shizuoka Bank Ltd.	10,973
1,462	Turkiye Garanti Bankasi AS ADR	4,722
5,372	Turkiye Vakiflar Bankasi TAO	9,280
467	Unione di Banche Italiane SCpA	3,816
		1,612,556	7.01%

Beverages
1,410	Ambev SA ADR	8,108
890	Britvic PLC	9,967
465	Coca-Cola HBC AG *	10,187
748	Kirin Holdings Co. Ltd. ADR	10,719
131	Remy Cointreau SA *	9,452
8,000	Thai Beverage PCL	4,451
		52,884	0.23%

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Biotechnology
31	Actelion Ltd.	$ 4,334
52	Alkermes PLC *	3,177
469	Grifols SA ADR	14,914
		22,425	0.10%

Building Products
166	Caesarstone Sdot-Yam Ltd. *	10,262
2,000	Central Glass Co. Ltd.	8,443
100	Daikin Industries Ltd.	7,687
31	Geberit AG	11,149
500	LIXIL Group Corp.	9,571
		47,112	0.20%

Capital Markets
500	Aberdeen Asset Management PLC	3,414
7,600	ARA Asset Management Ltd.	9,923
895	Ashmore Group PLC	4,533
1,305	Brait SE *	11,412
16,000	China Cinda Asset Management Co. Ltd. Class H *	10,133
100	CI Financial Corp.	2,800
1,300	Daiwa Securities Group, Inc.	10,341
2,800	Haitong Securities Co. Ltd. *	8,884
525	Hargreaves Lansdown PLC	10,177
2,312	Henderson Group PLC	10,084
1,048	Investec PLC	9,605
3,223	IP Group PLC *	10,545
79	Julius Baer Group Ltd.	4,312
5,366	Nomura Holdings, Inc. ADR	35,523
12	Partners Group Holding AG	3,764
77	Schroders PLC	3,972
		149,422	0.65%

Chemicals
50	Arkema SA ADR	3,714
509	Asahi Kasei Corp. ADR	8,969
206	Christian Hansen Holding A/S Class A *	10,062
87	Croda International PLC	3,890
680	Essentra PLC	10,396
1,418	Israel Chemicals Ltd.	10,153
195	Johnson Matthey PLC *	10,431
114	K+S AG	3,741
66	Koninklijke DSM NV	3,916

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Chemicals - (Continued)
700	Kuraray Co. Ltd.	$ 9,210
72	LANXESS AG	4,002
47	Methanex Corp.	2,608
75	Novozymes A/S Class B	3,609
87	OCI NV *	2,568
400	Shin-Etsu Chemical Co. Ltd. *	24,486
7,000	Showa Denko KK	9,813
25	Solvay SA	3,462
2,000	Sumitomo Chemical Co. Ltd.	11,682
230	Symrise AG ADR	3,664
2,053	Synthomer PLC	10,988
2,000	Toagosei Co. Ltd.	8,621
117	Toray Industries, Inc. ADR	9,741
1,000	Tosoh Corp.	5,994
32	Wacker Chemie AG	3,478
194	Yara International ASA	9,798
		188,996	0.82%

Commercial Services & Supplies
1,561	AA PLC *	9,761
646	Babcock International Group PLC	11,111
594	Berendsen PLC	9,236
299	Brambles Ltd. ADR	5,230
135	Edenred	3,412
796	G4S PLC	3,629
1,707	HomeServe PLC	11,326
293	ISS A/S	10,069
11	Kaba Holding AG *	6,912
1,300	Okamura Corp.	11,333
354	Progressive Waste Solutions Ltd.	9,887
2,684	Regus PLC	10,595
100	Secom Co. Ltd.	6,696
25	Societe BIC SA	4,122
300	Sohgo Security Services Co. Ltd.	10,538
1,000	Toppan Printing Co. Ltd.	8,484
		132,341	0.57%

Communications Equipment
925	Alcatel-Lucent *	3,703	0.02%

Construction & Engineering
700	COMSYS Holdings Corp.	10,185
2,000	Kajima Corp.	8,814

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Construction & Engineering - (Continued)
1,000	Kinden Corp.	$ 13,688
1,000	Maeda Corp.	7,090
130	Orascom Construction Ltd. *	1,676
273	SNC-Lavalin Group, Inc.	9,757
700	Toshiba Plant Systems & Services Corp.	8,476
		59,686	0.26%

Construction Materials
382	Cemex SAB de CV ADR *	3,553
174	James Hardie Industries PLC	11,747
3,000	Taiheiyo Cement Corp.	8,798
		24,098	0.10%

Consumer Finance
500	Hitachi Capital Corp.	12,025
214	Provident Financial PLC	9,799
		21,824	0.09%

Containers & Packaging
234	Amcor Ltd./Australia	10,366
1,080	RPC Group PLC	10,138
700	Toyo Seikan Group Holdings Ltd.	10,625
		31,129	0.13%

Distributors
200	Canon Marketing Japan, Inc.	3,550	0.02%

Diversified Consumer Services
18,000	Fu Shou Yuan International Group Ltd.	10,749
2,675	Navitas Ltd. *	9,692
382	New Oriental Education & Technology Group, Inc. ADR *	9,103
		29,544	0.13%

Diversified Financial Services
685	Element Financial Corp. *	10,117
82	EXOR SpA *	4,084
9,000	Far East Horizon Ltd. *	8,753
15,592	FirstRand Ltd.	66,750
880	IG Group Holdings PLC	10,514
69	ORIX Corp. ADR	5,433
2,100	ORIX Corp. *	33,407
1,638	RMB Holdings Ltd.	8,829
30	Wendel SA *	3,826
		151,713	0.66%

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Diversified Telecommunication Services
5,170	Bezeq The Israeli Telecommunication Corp. Ltd. *	$ 8,656
131	China Telecom Corp. Ltd. ADR	8,780
2,313	Chunghwa Telecom Co. Ltd. ADR *	73,253
271	Inmarsat PLC	4,114
2,110	Nippon Telegraph & Telephone Corp. ADR	73,154
712	TalkTalk Telecom Group PLC *	4,354
1,415	Telekomunikasi Indonesia Persero Tbk PT ADR	61,213
		233,524	1.01%

Electric Utilities
2,476	Enersis SA ADR	42,117
43	Red Electrica Corp. SA	3,619
700	The Chugoku Electric Power Co., Inc.	10,625
1,000	The Kansai Electric Power Co., Inc.	11,122
2,300	Tokyo Electric Power Co., Inc. *	13,138
		80,621	0.35%

Electrical Equipment
112	Alstom SA *	3,508
2,000	Fuji Electric Co. Ltd.	9,555
2,500	Johnson Electric Holdings Ltd.	8,964
3,000	Mitsubishi Electric Corp.	41,210
400	Nidec Corp.	29,278
178	Sensata Technologies Holding NV *	9,806
8,000	Shanghai Electric Group Co. Ltd. Series H	8,430
12,000	Tech Pro Technology Development Ltd. *	12,212
88	Vestas Wind Systems A/S	4,495
		127,458	0.55%

Electronic Equipment, Instruments & Components
77	AAC Technologies Holdings, Inc. ADR	4,312
404	Flextronics International Ltd. *	4,909
910	Halma PLC	10,622
101	Hexagon AB Class B	3,708
636	Hitachi Ltd.	43,178
700	Hoya Corp.	25,917
600	Ibiden Co. Ltd.	11,244
400	Kyocera Corp.	21,834
1,300	Mitsumi Electric Co. Ltd.	9,175
200	Omron Corp.	9,330
304	Spectris PLC	10,866
700	Taiyo Yuden Co. Ltd.	10,507
400	Topcon Corp.	9,326
		174,928	0.76%

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Energy Equipment & Services
34	Core Laboratories NV	$ 3,994
516	Eurasia Drilling Co. Ltd. *	10,320
941	John Wood Group PLC	10,552
576	Mullen Group Ltd.	9,418
160	Noble Corp. PLC	2,680
26,600	Pacc Offshore Services Holdings Ltd.	8,978
739	Petrofac Ltd.	10,225
1,387	Precision Drilling Corp.	9,168
358	Saipem SpA	4,548
833	Seadrill Ltd.	9,921
288	ShawCor Ltd.	8,861
148	Technip SA	9,773
293	Weatherford International PLC *	4,049
		102,487	0.45%

Food & Staples Retailing
900	Aeon Co. Ltd.	12,044
400	Arcs Co. Ltd.	8,392
4,342	Booker Group PLC *	11,796
293	Cia Brasileira de Distribuicao ADR	7,855
87	Colruyt SA *	3,915
484	Distribuidora Internacional de Alimentacion SA *	3,859
200	FamilyMart Co. Ltd.	8,411
118	George Weston Ltd.	9,606
110	METRO AG	3,814
100	Metro, Inc.	2,752
1,600	Seven & i Holdings Co. Ltd.	66,478
9,500	Sun Art Retail Group Ltd.	8,357
185	Wal-Mart de Mexico SAB de CV ADR	4,571
512	X5 Retail Group NV *	9,958
		161,808	0.70%

Food Products
477	Ajinomoto Co, Inc. ADR	9,864
93	Aryzta AG ADR	2,957
2,722	BRF SA ADR	55,012
12,000	China Foods Ltd. *	9,287
223	Ebro Foods SA	4,206
7,100	First Resources Ltd.	10,692
203	Glanbia PLC	4,002
1,258	GrainCorp. Ltd. *	9,039
40,000	Imperial Pacific International Holdings Ltd. *	12,279

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Food Products - (Continued)
136	Kerry Group PLC Class A	$ 10,163
5,100	Mayora Indah Tbk PT *	9,834
800	Nisshin Seifun Group, Inc.	10,003
200	Nissin Foods Holdings Co. Ltd.	8,540
150	Saputo, Inc. *	4,065
1,078	Tate & Lyle PLC	9,592
4,000	Tingyi Cayman Islands Holding Corp. *	8,492
		178,027	0.77%

Gas Utilities
146	Rubis SCA *	9,891
1,000	Tokyo Gas Co. Ltd.	5,544
		15,435	0.07%

Health Care Equipment & Supplies
400	CYBERDYNE, Inc. *	9,878
282	Olympus Corp. ADR	9,574
8,000	Shandong Weigao Group Medical Polymer Co. Ltd. *	7,048
27	Sonova Holding AG *	4,071
441	Sysmex Corp. ADR	12,780
121	William Demant Holding A/S *	9,972
		53,323	0.23%

Health Care Providers & Services
300	As One Corp.	10,478
4,355	Healthscope Ltd. *	9,288
800	Medipal Holdings Corp.	12,427
152	Orpea *	10,719
361	RHOEN-KLINIKUM AG *	10,077
9,200	Siloam International Hospitals Tbk PT	9,809
2,000	Sinopharm Group Co. Ltd. *	9,545
		72,343	0.31%

Hotels, Restaurants & Leisure
412	Amaya, Inc. *	11,260
1,475	Aristocrat Leisure Ltd. *	8,795
366	Greene King PLC	4,588
300	HIS Co. Ltd. *	9,390
231	InterContinental Hotels Group PLC ADR	9,665
47	International Game Technology PLC *	850
400	McDonalds Holdings Co Japan Ltd.	8,382
207	Melco Crown Entertainment Ltd.	4,003

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Hotels, Restaurants & Leisure - (Continued)
5,000	Melco International Development Ltd. *	$ 7,545
573	Merlin Entertainments PLC	4,020
5,200	MGM China Holdings Ltd.	9,457
400	Oriental Land Co. Ltd./Japan	25,814
955	The Restaurant Group PLC *	10,074
4,496	Thomas Cook Group PLC *	9,919
193	Whitbread PLC	15,107
610	William Hill PLC	3,925
1,000	Zensho Holdings Co. Ltd. *	9,185
		151,979	0.66%

Household Durables
600	Alpine Electronics, Inc.	12,849
260	Berkeley Group Holdings PLC	12,298
113	Electrolux AB	3,449
5	Forbo Holding AG	6,129
1,000	Haseko Corp.	11,723
800	Iida Group Holdings Co. Ltd.	13,091
3,420	Panasonic Corp. ADR	50,035
700	Sekisui House Ltd.	11,705
1,275	Sony Corp. ADR *	39,423
9,212	Steinhoff International Holdings Ltd. *	57,070
286	Techtronic Industries Co. Ltd. ADR	4,976
		222,748	0.97%

Household Products
700	Unicharm Corp.	15,498	0.07%

IT Services
180	Amdocs Ltd.	9,873
52	Atos SE *	4,002
161	Cap Gemini SA	13,980
346	CGI Group, Inc. *	14,663
247	Cielo SA ADR	3,102
1,000	Fujitsu Ltd.	5,616
2,893	Infosys Ltd. ADR *	92,200
200	NTT Data Corp.	8,911
425	Wipro Ltd. ADR	5,130
		157,477	0.68%

Independent Power and Renewable Electricity Producers
24,000	CGN Meiya Power Holdings Co. Ltd. *	9,534
7,000	China Longyuan Power Group Corp. Ltd. *	8,659

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Independent Power and Renewable Electricity Producers - (Continued)
16,000	Datang International Power Generation Co. Ltd. *	$ 9,369
213	Empresa Nacional de Electricidad SA/Chile ADR	9,515
179	Huaneng Power International, Inc. Series N *	9,591
1,074	Innergex Renewable Energy, Inc.	9,642
		56,310	0.24%

Industrial Conglomerates
1,400	Alfa SAB de CV	2,755
559	Jardine Strategic Holdings Ltd. ADR	9,235
387	Keppel Corp. Ltd. ADR	4,973
412	KOC Holding AS ADR	9,196
200	Rheinmetall AG	10,470
835	Toshiba Corp. ADR	17,635
		54,264	0.24%

Insurance
416	Admiral Group PLC	9,470
166	Arch Capital Group Ltd. *	10,606
213	Aspen Insurance Holdings Ltd.	9,875
191	Axis Capital Holdings Ltd.	10,513
391	BB Seguridade Participacoes SA ADR	4,149
129	Intact Financial Corp.	9,146
3,489	MMI Holdings Ltd./South Africa	8,795
438	MS&AD Insurance Group Holdings, Inc. ADR	6,763
500	MS&AD Insurance Group Holdings, Inc.	15,570
1,600	New China Life Insurance Co. Ltd. *	10,215
346	NN Group NV *	9,682
78	PartnerRe Ltd. *	10,252
974	QBE Insurance Group Ltd. ADR	10,928
555	RSA Insurance Group PLC	3,660
210	Sanlam Ltd. ADR	2,400
300	Sompo Japan Nipponkoa Holdings, Inc.	10,949
700	Sony Financial Holdings, Inc.	12,272
800	T&D Holdings, Inc.	11,995
900	Tokio Marine Holdings, Inc.	37,299
15	White Mountains Insurance Group Ltd.	9,739
		214,278	0.93%

Internet & Catalog Retail
3,523	JD.com, Inc. ADR *	118,655
1,834	Ocado Group PLC *	10,220
2,100	Rakuten, Inc.	34,566
350	Vipshop Holdings Ltd. ADR*	8,739
		172,180	0.75%

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Internet Software & Services
5,805	Alibaba Group Holding Ltd. * ADR	$ 518,503
903	Baidu, Inc. ADR *	178,252
1,305	carsales.com Ltd. *	10,424
700	Dena Co. Ltd.	14,951
200	Mixi, Inc.	8,572
329	NetEase, Inc. ADR	46,524
3,345	Renren, Inc. ADR *	13,347
82	United Internet AG	3,827
8,700	Yahoo Japan Corp.	38,972
512	Yandex NV *	9,231
553	Youku Tudou, Inc. *	14,914
		857,517	3.73%

Leisure Products
600	Yamaha Corp.	12,230	0.05%

Life Sciences Tools & Services
36	Eurofins Scientific SE *	10,962
158	ICON PLC *	10,249
148	QIAGEN NV *	3,647
		24,858	0.11%

Machinery
327	Aalberts Industries NV	10,117
168	ANDRITZ AG	10,392
4,500	China CNR Corp. Ltd. *	9,205
441	CNH Industrial NV	3,928
400	FANUC Corp.	88,753
74	GEA Group AG ADR	3,607
14	Georg Fischer AG	10,599
300	Glory Ltd.	9,475
4,000	Haitian International Holdings Ltd.	9,834
600	Hino Motors Ltd.	8,174
1,000	IHI Corp.	4,834
513	Kawasaki Heavy Industries Ltd. ADR	10,378
1,000	Komatsu Ltd.	21,137
91	Krones AG *	9,980
2,000	Kubota Corp.	33,419
400	Kurita Water Industries Ltd.	9,623
2,435	Melrose Industries PLC	9,873
5,000	Mitsubishi Heavy Industries Ltd.	32,513
6,000	Mitsui Engineering & Shipbuilding Co. Ltd.	10,828

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Machinery - (Continued)
900	Miura Co. Ltd.	$ 9,898
1,897	Morgan Advanced Materials PLC	10,093
300	Nabtesco Corp.	7,759
415	NSK Ltd. ADR	13,583
55	Pentair PLC	3,522
300	Scania AB *	35
23	Schindler Holding AG	3,994
146	SKF AB	3,526
1,485	SMC Corp./Japan ADR	22,557
188	Spirax-Sarco Engineering PLC	10,019
89	Sulzer AG	9,783
137	The Weir Group PLC	4,239
79	WABCO Holdings, Inc. *	9,987
220	Wartsila OYJ Abp	9,835
296	Zardoya Otis SA	3,809
		429,308	1.87%

Marine
10,500	China COSCO Holdings Co. Ltd. *	7,882
3,000	Mitsui OSK Lines Ltd.	10,321
2,558	Navios Maritime Holdings, Inc.	8,748
		26,951	0.12%

Media
731	Daily Mail & General Trust PLC Class A	10,751
200	Dentsu, Inc.	10,119
106	Eutelsat Communications SA *	3,612
700	Fuji Media Holdings, Inc.	9,548
27	Kabel Deutschland Holding AG *	3,648
258	Liberty Global PLC Class A *	14,843
1,399	Naspers Ltd. Class N *	205,597
8	ProSiebenSat.1 Media AG ADR	96
209	Rightmove PLC	10,691
63	Schibsted ASA	4,052
213	Shaw Communications, Inc. Class B	4,701
480	Sky Deutschland AG *	3,551
713	Technicolor SA	4,575
81	Telenet Group Holding NV *	4,404
400	Toho Co. Ltd./Tokyo	10,103
600	TV Asahi Holdings Corp.	10,248
1,182	UBM PLC	10,056
114	Wolters Kluwer NV	3,550
		324,145	1.41%

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Metals & Mining
217	Acerinox SA *	$ 3,315
77	Agnico Eagle Mines Ltd.	2,477
159,200	Aneka Tambang Persero Tbk PT	9,149
6,063	B2Gold Corp. *	10,307
1,335	Barrick Gold Corp.	15,833
16,400	China Zhongwang Holdings Ltd.	9,688
894	Cia Siderurgica Nacional SA ADR	1,708
551	Constellium NV Class A *	7,505
498	Dominion Diamond Corp.	9,313
654	First Quantum Minerals Ltd.	8,476
47	Franco-Nevada Corp.	2,420
876	Fresnillo PLC	10,172
1,506	Iluka Resources Ltd. *	10,361
4,000	Jiangxi Copper Co. Ltd. Class H *	7,935
5,535	Kobe Steel Ltd.	10,390
3,000	Mitsubishi Materials Corp.	11,916
479	MMC Norilsk Nickel OJSC	82,414
20,000	MMG Ltd. *	7,920
455	Newcrest Mining Ltd. ADR *	4,950
6,800	Nippon Light Metal Holdings Co. Ltd.	11,998
1,619	Nippon Steel & Sumitomo Metal Corp.	44,361
644	Norsk Hydro ASA	3,026
1,207	Polymetal International PLC	10,278
1,172	Polyus Gold International Ltd.	3,306
1,000	POSCO ADR	54,760
46	Randgold Resources Ltd. ADR	3,323
298	Salzgitter AG	10,812
115	Silver Wheaton Corp.	2,193
1,153	Sims Metal Management Ltd. *	10,224
690	Sumitomo Metal Mining Co. Ltd. ADR	10,591
678	Vale SA ADR	4,271
336	Vale SA ADR	1,777
1,022	Vedanta Resources PLC *	9,172
240	voestalpine AG *	9,988
		416,329	1.81%

Multi-Utilities
424	AGL Energy Ltd. ADR	5,266
1,724	Hera SpA *	4,554
		9,820	0.04%

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Multiline Retail
739	B&M European Value Retail SA	$ 3,686
92	Canadian Tire Corp. Ltd. Class A	10,033
100	Don Quijote Holdings Co. Ltd.	7,734
2,833	Harvey Norman Holdings Ltd. *	10,178
700	J Front Retailing Co. Ltd.	12,345
1,000	Takashimaya Co. Ltd.	9,636
1,318	Woolworths Holdings Ltd./South Africa	10,352
		63,964	0.28%

Oil, Gas & Consumable Fuels
1,131	BW LPG Ltd.	9,365
2,098	Cairn Energy PLC *	5,440
286	Cenovus Energy, Inc.	4,716
780	China Petroleum & Chemical Corp. ADR *	68,383
3,500	China Shenhua Energy Co. Ltd. Class H *	8,604
6,047	Ecopetrol SA ADR *	87,681
386	Encana Corp.	4,887
314	Galp Energia SGPS SA Class B	3,699
221	Gazprom Neft OAO ADR *	2,919
72,970	Gazprom OAO *	193,795
1,192	Gazprom OAO ADR *	6,389
1,743	Inpex Corp.	21,486
100	Inter Pipeline Ltd.	2,499
281	Keyera Corp.	9,264
192	Koninklijke Vopak NV	9,558
531	MEG Energy Corp. *	8,512
16,000	NewOcean Energy Holdings Ltd. *	8,048
1,538	Oil Search Ltd. *	8,935
331	Pembina Pipeline Corp.	10,671
691	PetroChina Co. Ltd. ADR *	81,877
748	Petroleo Brasileiro SA ADR *	6,246
346	Petroleo Brasileiro SA ADR *	2,675
343	Peyto Exploration & Development Corp.	9,302
493	PTT Exploration & Production PCL ADR	3,259
36,289	Rosneft OAO *	166,167
1,800	Sasol Ltd. ADR	63,846
1,000	Showa Shell Sekiyu KK	9,362
660	Surgutneftegas OAO ADR *	4,818
13,200	Tambang Batubara Bukit Asam Persero Tbk PT	9,807
100	Tourmaline Oil Corp. *	3,168
444	Ultrapar Participacoes SA ADR	9,604
50	Vermilion Energy, Inc.	2,134
		847,116	3.68%

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Paper & Forest Products
490	Canfor Corp. *	$ 10,172
719	Fibria Celulose SA ADR	9,944
2,100	Hokuetsu Kishu Paper Co. Ltd.	11,556
178	Mondi PLC	4,017
600	Nippon Paper Industries Co. Ltd.	10,635
192	West Fraser Timber Co. Ltd.	10,700
		57,024	0.25%

Personal Products
900	Kao Corp.	41,019
446	Shiseido Co. Ltd. ADR	9,014
200	Shiseido Co. Ltd.	4,021
		54,054	0.23%

Pharmaceuticals
3,200	Astellas Pharma, Inc.	46,716
5,000	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	8,190
300	Chugai Pharmaceutical Co. Ltd.	8,991
700	Daiichi Sankyo Co. Ltd. ADR	13,111
188	Dr Reddys Laboratories Ltd. ADR *	10,421
60	Eisai Co. Ltd. ADR	3,756
300	Eisai Co. Ltd.	18,853
93	Hikma Pharmaceuticals PLC	2,955
34	Jazz Pharmaceuticals PLC *	6,098
7,500	Luye Pharma Group Ltd. *	8,165
117	Mallinckrodt PLC *	15,144
630	Mitsubishi Tanabe Pharma Corp. ADR	9,986
317	Orion Oyj	10,590
280	Otsuka Holdings Co. Ltd. ADR	4,374
500	Otsuka Holdings Co. Ltd.	15,678
595	Richter Gedeon Nyrt *	9,726
500	Santen Pharmaceutical Co. Ltd. *	6,957
300	Shionogi & Co. Ltd.	10,647
100	Taisho Pharmaceutical Holdings Co. Ltd.	6,937
105	Takeda Pharmaceutical Co. Ltd. ADR	2,548
800	Takeda Pharmaceutical Co. Ltd.	38,930
3,151	Teva Pharmaceutical Industries Ltd. ADR	189,375
		448,148	1.95%

Professional Services
47	Adecco SA	3,736
202	Capita PLC	3,866

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Professional Services - (Continued)
249	Intertek Group PLC	$ 9,521
62	Randstad Holding NV	3,593
600	Recruit Holdings Co. Ltd.	18,804
482	WS Atkins PLC	10,788
		50,308	0.22%

Real Estate Management & Development
412	Daiwa House Industry Co. Ltd. ADR	9,867
115	Daiwa House Industry Co. Ltd.	2,768
95	Deutsche Annington Immobilien SE	3,010
12,000	Evergrande Real Estate Group Ltd. *	7,816
160	GAGFAH SA	3,090
3,046	Grainger PLC	9,905
147	Hongkong Land Holdings Ltd. ADR *	5,934
50,000	Hydoo International Holding Ltd.	9,738
54,000	Joy City Property Ltd. *	15,044
6,000	Longfor Properties Co. Ltd. *	9,890
468	Mitsubishi Estate Co. Ltd. ADR	10,394
1,000	Mitsubishi Estate Co. Ltd.	22,390
1,000	Mitsui Fudosan Co. Ltd.	29,218
277,300	Pakuwon Jati Tbk PT *	9,268
33,000	Shui On Land Ltd. *	10,428
12,500	Sino-Ocean Land Holdings Ltd.	8,932
73,000	Summarecon Agung Tbk PT *	10,903
283	Tokyo Tatemono Co. Ltd.	2,198
25,500	Yoma Strategic Holdings Ltd. *	8,796
		189,589	0.82%

Road & Rail
4,000	CAR, Inc. *	9,607
200	Central Japan Railway Co.	34,845
113	DSV A/S	3,932
181	East Japan Railway Co. ADR	2,749
300	East Japan Railway Co.	27,469
6,437	Firstgroup PLC	11,170
2,000	Hankyu Hanshin Holdings, Inc.	12,037
1,000	Keikyu Corp.	7,710
2,000	Kintetsu Group Holdings Co. Ltd.	6,703
1,000	Nippon Express Co. Ltd.	5,535
1,000	Odakyu Electric Railway Co. Ltd.	9,499
7,900	SMRT Corp. Ltd. *	9,377
100	West Japan Railway Co.	5,954
		146,587	0.64%

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Semiconductors & Semiconductor Equipment
800	ASM Pacific Technology Ltd.	$ 8,312
741	CSR PLC	10,003
710	Marvell Technology Group Ltd.	9,933
1,300	Renesas Electronics Corp. *	10,359
100	Rohm Co. Ltd.	7,098
17,637	Taiwan Semiconductor Manufacturing Co. Ltd. ADR *	428,226
564	Tokyo Electron Ltd. ADR	8,968
		482,899	2.10%

Software
387	AVEVA Group PLC	11,508
526	Check Point Software Technologies Ltd. *	44,563
25	Constellation Software, Inc./Canada	10,200
45	Gemalto NV	3,938
2,600	GungHo Online Entertainment, Inc.	9,573
215	Mobileye NV *	10,122
845	Nintendo Co. Ltd. ADR	17,880
43	Open Text Corp.	1,825
400	Square Enix Holdings Co. Ltd.	8,756
532	UBISOFT Entertainment *	9,611
		127,976	0.56%

Specialty Retail
1,403	AP Eagers Ltd. *	10,339
1,545	Dixons Carphone PLC	11,229
856	Fast Retailing Co. Ltd. ADR	35,224
100	Fast Retailing Co. Ltd.	41,331
1,200	Gulliver International Co. Ltd.	9,881
100	Nitori Holdings Co. Ltd.	7,710
400	Shimachu Co. Ltd.	10,474
346	Sports Direct International PLC *	3,576
452	WH Smith PLC	10,697
2,500	Yamada Denki Co. Ltd.	10,534
11,000	Zhongsheng Group Holdings Ltd. *	9,208
		160,203	0.70%

Technology Hardware, Storage & Peripherals
231	BlackBerry Ltd. *	2,264
1,349	Canon, Inc. ADR	46,581
400	Eizo Corp.	9,410
151	FUJIFILM Holdings Corp. ADR	5,733
400	FUJIFILM Holdings Corp.	15,321

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Technology Hardware, Storage & Peripherals - (Continued)
11,000	Goldpac Group Ltd.	$ 9,123
900	Konica Minolta, Inc.	11,370
164	Lenovo Group Ltd. ADR *	5,186
667	Logitech International SA *	10,692
1,008	Ricoh Co. Ltd. ADR	10,473
400	Seiko Epson Corp.	7,409
		133,562	0.58%

Textiles, Apparel & Luxury Goods
400	Asics Corp.	10,667
126	Burberry Group PLC	3,265
9,000	China Lilang Ltd.	10,796
166	Gildan Activewear, Inc.	5,256
28	HUGO BOSS AG	3,196
17,500	Li Ning Co. Ltd. *	10,248
37	lululemon athletica, Inc. *	2,212
73	Michael Kors Holdings Ltd. *	3,394
137	Pandora A/S	13,783
246	Prada SpA ADR	2,685
2,000	Shenzhou International Group Holdings Ltd. *	9,880
160	The Swatch Group AG ADR	3,136
42	The Swatch Group AG *	3,332
200	Wacoal Holdings Corp. ADR	12,000
		93,850	0.41%

Tobacco
118	Swedish Match AB	3,516	0.02%

Trading Companies & Distributors
82	AerCap Holdings NV *	3,956
578	Ashtead Group PLC	9,897
125	Bunzl PLC	3,623
494	Finning International, Inc.	9,895
202	ITOCHU Corp. ADR	5,426
1,500	ITOCHU Corp.	20,303
700	Kuroda Electric Co. Ltd.	12,436
179	Marubeni Corp. ADR	10,423
776	Mitsubishi Corp. ADR	34,703
120	Mitsubishi Corp.	2,694
119	Mitsui & Co. Ltd. ADR	33,151
1,000	Sumitomo Corp. ADR	11,850
375	Toromont Industries Ltd.	9,832
312	Travis Perkins PLC	10,575
		178,764	0.78%

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

Transportation Infrastructure
31	Aeroports de Paris ADR	$ 3,838
268	Groupe Eurotunnel SE	4,039
3,100	SIA Engineering Co. Ltd. *	8,992
6,000	Zhejiang Expressway Co. Ltd.	9,349
		26,218	0.11%

Water Utilities
118	Severn Trent PLC	3,963	0.02%

Wireless Telecommunication Services
5,570	America Movil SAB de CV ADR *	116,970
307	Freenet AG	10,207
2,700	KDDI Corp.	61,148
53	Millicom International Cellular SA	4,254
836	Mobile TeleSystems OJSC ADR *	8,745
6,100	NTT DOCOMO, Inc.	109,890
152	Philippine Long Distance Telephone Co. ADR	9,568
2,006	SK Telecom Co. Ltd. ADR	49,027
200	SoftBank Corp. ADR	5,970
1,500	SoftBank Corp.	89,998
597	Tim Participacoes SA ADR	8,871
419	Vodacom Group Ltd. ADR *	4,655
1,915	Vodacom Group Ltd. *	21,066
		500,369	2.17%

Total for Common Stock (Cost - $11,139,914)		$ 11,294,851	49.09%

EXCHANGE TRADED FUNDS
885	db x-trackers MSCI Europe Small Cap Index *	35,818
2,590	Global X FTSE Greece 20 ETF	31,546
827	Global X FTSE Portugal 20 ETF	9,833
3,994	Global X MSCI Colombia ETF	43,734
766	Global X MSCI Norway ETF	9,728
1,161	iShares China Index ETF	27,322
15,116	iShares China Large-Cap ETF	737,056
173	iShares EURO STOXX Mid UCITS ETF	9,794
656	iShares MSCI All Peru Capped ETF	19,391
538	iShares MSCI Australia Small-Cap ETF	9,619
593	iShares MSCI Austria Capped ETF	9,945
1,197	iShares MSCI Belgium Capped ETF	21,331
24,370	iShares MSCI Brazil Capped ETF	786,420
9,497	iShares MSCI Brazil Small-Cap ETF	106,841

* Non-Income Producing Security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

EXCHANGE TRADED FUNDS - (Continued)
480	iShares MSCI Canada Small-Cap ETF	$ 9,624
4,114	iShares MSCI Chile Capped ETF	169,744
892	iShares MSCI China Small-Cap ETF	59,220
368	iShares MSCI Denmark Capped ETF	20,450
1,007	iShares MSCI Emerging Markets Eastern Europe ETF	18,831
918	iShares MSCI Emerging Markets ETF	37,748
292	iShares MSCI Finland Capped ETF *	9,864
3,175	iShares MSCI France ETF	85,503
2,362	iShares MSCI Germany ETF	68,758
982	iShares MSCI Germany Small-Cap ETF	40,291
5,848	iShares MSCI Hong Kong ETF	138,481
1,325	iShares MSCI Hong Kong Small-Cap ETF	41,300
55,944	iShares MSCI India ETF	1,709,089
11,763	iShares MSCI Indonesia ETF	302,427
1	iShares MSCI Ireland Capped ETF	40
192	iShares MSCI Israel Capped ETF	9,898
5,739	iShares MSCI Italy Capped ETF	89,299
928	iShares MSCI Japan ETF	12,110
37,952	iShares MSCI Malaysia ETF	487,304
6,855	iShares MSCI Mexico Capped ETF	401,086
1,148	iShares MSCI Netherlands ETF	30,502
492	iShares MSCI New Zealand Capped ETF	18,755
4,804	iShares MSCI Philippines ETF	190,479
3,502	iShares MSCI Poland Capped ETF	84,748
4,927	iShares MSCI Russia Capped ETF	71,688
2,184	iShares MSCI Singapore ETF	28,130
15	iShares MSCI Singapore Small-Cap ETF	383
2,189	iShares MSCI South Africa ETF	142,307
30,675	iShares MSCI South Korea Capped ETF	1,773,015
2,089	iShares MSCI Spain Capped ETF	72,739
3,068	iShares MSCI Sweden ETF	104,189
2,914	iShares MSCI Switzerland Capped ETF	103,156
58,374	iShares MSCI Taiwan ETF	953,831
4,293	iShares MSCI Thailand Capped ETF	326,826
2,287	iShares MSCI Turkey ETF	107,032
1,417	iShares MSCI UAE Capped ETF	28,269
488	iShares MSCI United Kingdom Small-Cap ETF	21,021
390	Market Vectors Egypt Index ETF	20,623
6,744	Market Vectors India Small-Cap Index ETF	299,434
812	Market Vectors Indonesia Small-Cap ETF	9,810
4,130	Market Vectors Russia ETF	78,263
411	Market Vectors Russia Small-Cap ETF	9,975
73,177	Nomura TOPIX Exchange Traded Fund *	1,015,234

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Shares/ Principal Amount		Value	% of Net Assets

EXCHANGE TRADED FUNDS - (Continued)
1,585	SPDR S&P/ASX 200 Fund *	$ 66,189
137	Vanguard FTSE Europe ETF	7,765
1,040	Vanguard Growth ETF	113,506
1	Vanguard Mega Cap Value ETF	62
74	Vanguard Small-Cap Growth ETF	9,946
91	Vanguard Small-Cap Value ETF	9,961
2,091	Vanguard Value ETF	179,335
Total Exchange Traded Funds (Cost - $11,658,314)		$ 11,446,618	49.75%

REAL ESTATE INVESTMENT TRUSTS (REITs)
626	Chimera Investment Corp.	9,033
6	Daiwa House Residential Investment Corp.	13,497
2	Daiwa Office Investment Corp.	9,894
123	Eurocommercial Properties NV *	5,508
3	Global One Real Estate Investment Corp. *	10,151
9	GLP J-Reit	8,839
8	Japan Excellent, Inc. *	10,119
3	Japan Prime Realty Investment Corp.	9,898
2	Japan Real Estate Investment Corp.	9,217
2	Kenedix Office Investment Corp.	10,474
4	MID Reit, Inc.	11,924
2	Nomura Real Estate Residential Fund, Inc.	11,328
7	Orix JREIT, Inc.	9,971
2	Premier Investment Corp. *	10,957
9	Sekisui House SI Residential Investment Corp.	9,622
3	SIA Reit, Inc.	12,133
Total Real Estate Investment Trusts (Cost - $168,754)		$ 162,565	0.71%

RIGHTS
135	Edenred Rights 05/28/2015 *	-
146	Rubis SCA *	146
Total for Rights (Cost - $0)		$ 146	0.00%

MONEY MARKET FUNDS
96,970	Aim Short Term Invts Tr Treasury 0.01% **	96,970	0.42%
Total for Money Market Fund (Cost - $96,970)		$ 96,970

	Total Investments (Cost - $23,063,952)	$ 23,001,150	99.97%

	Other Assets Less Liabilities	6,306	0.03%

	Net Assets	$ 23,007,456	100.00%

* Non-Income Producing Security.

** Variable Rate Security: The Yield Rate shown represents the rate at  May 31, 2015.

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2015 (UNAUDITED)

Assets:	CCA Core Return Fund	CCA Aggressive Return Fund
Investments in Securities, at Value
(Cost $11,884,131; and $23,063,952, respectively)	$ 12,070,708	$ 23,001,150
Receivables:
Portfolio Securities Sold	38,521	24,607
Dividends and Interest	23,919	44,353
From Advisor	3,193	-
Prepaid Expenses	20,115	19,870
Total Assets	12,156,456	23,089,980
Liabilities:
Payables:
Portfolio Securities Purchased	24,607	38,487
Advisory Fees	-	16,812
Administrative Fees	300	310
Distribution Fees	683	553
Trustee Fees	725	725
Due to Custodian	7,555	10,054
Other Accrued Expenses	15,823	15,583
Total Liabilities	49,693	82,524
Net Assets	$ 12,106,763	$ 23,007,456

Net Assets Consist of:
Paid In Capital	$ 11,955,000	$ 22,214,453
Undistributed Net Investment Income	23,722	39,939
Accumulated Realized Gain (Loss) on Investments and Foreign Currency Transactions	(58,536)	815,866
Unrealized Appreciation (Depreciation) in Value of Investments	186,577	(62,802)
Net Assets	$ 12,106,763	$ 23,007,456

Net Asset Value Per Share

Institutional Class
Net Assets	$ 11,912,158	$ 22,778,405
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	1,148,727	1,988,531
Net asset value and offering price per share	$ 10.37	$ 11.45
Minimum Redemption price per share (a)	$ 10.16	$ 11.23

Investor Class
Net Assets	$ 96,222	$ 126,746
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	9,308	11,059
Net asset value and offering price per share	$ 10.34	$ 11.46
Minimum Redemption price per share (a)	$ 10.13	$ 11.23

Load Class
Net Assets	$ 98,383	$ 102,305
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	9,439	8,884
Net asset value per share	$ 10.42	$ 11.52
Minimum Redemption price per share (a)	$ 10.21	$ 11.29
Maximum offering price per share (b)	$ 11.00	$ 12.15

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days of purchase.

(b) Maximum offering price includes a maximum front-end sales load of 5.25%.

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the six months ended May 31, 2015 (UNAUDITED)

	CCA Core Return Fund	CCA Aggressive Return Fund
Investment Income:
Dividends (a)	$ 116,842	$ 188,531
Interest	6,192	14
Total Investment Income	123,034	188,545

Expenses:
Advisory Fees	43,452	85,195
Distribution Fees:
Investor Class	131	140
Load Class	122	129
Administrative Fees	1,151	1,158
Transfer Agent Fees	18,833	19,436
Registration Fees	16,724	16,502
Audit Fees	8,250	8,000
Legal Fees	8,981	8,981
Custody Fees	11,393	8,394
Printing Fees	137	178
Insurance Fees	2,714	3,707
Compliance Officer Fees	11,524	11,522
Trustee Fees	4,176	4,178
NASDAQ Fees	526	526
Other Fees	823	1,746
Total Expenses	128,937	169,792
Fees Waived and Reimbursed by the Adviser	(76,542)	(67,289)
Net Expenses	52,395	102,503

Net Investment Income	70,639	86,042

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(56,582)	815,761
Capital Gain Distributions from Underlying Funds	10,508	105
Net Change in Unrealized Depreciation on Investments	(29,157)	(1,085,578)
Net Realized and Unrealized Loss on Investments and Foreign Currency	(75,231)	(269,712)

Net Decrease in Net Assets Resulting from Operations	$ (4,592)	$ (183,670)

(a) Net of Foreign withholding taxes of $8,128, and $4,248, respectively.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2015	11/30/2014
Increase in Net Assets From Operations:
Net Investment Income	$ 70,639	$ 143,095
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(46,074)	6,091
Net Change in Unrealized Appreciation (Depreciation) on Investments	(29,157)	58,310
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,592)	207,496

Distributions to Shareholders:
Net Investment Income:
Institutional Class Shares	(140,934)	(85,405)
Investor Class Shares	(1,176)	(288)
Load Class	(667)	-
Net Realized Gains:
Institutional Class Shares	-	(137,550)
Investor Class Shares	-	(853)
Load Class	-	(396)
Total Distributions Paid to Shareholders	(142,777)	(224,492)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	1,007,815	2,046,660
Investor Class	3,142	82,815
Load Class	-	100,000
Proceeds from Reinvestment of Distributions
Institutional Class	135,523	213,227
Investor Class	1,176	1,141
Load Class	667	396
Cost of Shares Redeemed:
Institutional Class	(170,874)	(165,651)
Investor Class	(25,500)	(12,995)
Load Class	-	-
Redemption Fees	-	9
Net Increase in Net Assets from Capital Share Transactions	951,949	2,265,602

Net Increase in Net Assets	804,580	2,248,606

Net Assets:
Beginning of Period	11,302,183	9,053,577
End of Period (Including Undistributed Net Investment Income
of $23,722 and $95,860, respectively)	$ 12,106,763	$ 11,302,183

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2015	11/30/2014
Share Activity
Institutional Class:
Shares Sold	98,542	195,447
Shares Reinvested	13,274	20,448
Shares Redeemed	(16,702)	(15,706)
Net Increase in Shares of Beneficial Interest Outstanding	95,114	200,189

Investor Class:
Shares Sold	306	7,888
Shares Reinvested	115	109
Shares Redeemed	(2,495)	(1,236)
Net Increase in Shares of Beneficial Interest Outstanding	(2,074)	6,761

Load Class:
Shares Sold	-	9,337
Shares Reinvested	64	37
Shares Redeemed	-	-
Net Increase in Shares of Beneficial Interest Outstanding	64	9,374

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2015	11/30/2014
Increase in Net Assets From Operations:
Net Investment Income	$ 86,042	$ 314,180
Net Realized Gain on Investments and Foreign Currency Transactions	815,866	89,114
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,085,578)	570,569
Net Increase (Decrease) in Net Assets Resulting from Operations	(183,670)	973,863

Distributions to Shareholders:
Net Investment Income:
Institutional Class Shares	(325,095)	(55,721)
Investor Class Shares	(1,010)	(67)
Load Class Shares	(810)	-
Net Realized Gains:
Institutional Class Shares	-	(517,688)
Investor Class Shares	-	(1,623)
Load Class Shares	-	(1,663)
Total Distributions Paid to Shareholders	(326,915)	(576,762)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	1,815,074	9,934,025
Investor Class	27,775	77,890
Load Class	-	100,000
Proceeds from Reinvestment of Distributions
Institutional Class	318,169	558,494
Investor Class	1,010	1,982
Load Class	810	1,663
Cost of Shares Redeemed:
Institutional Class	(777,314)	(180,681)
Investor Class	(266)	(3,427)
Load Class	-	-
Redemption Fees	-	88
Net Increase in Net Assets from Capital Share Transactions	1,385,258	10,490,034

Net Increase in Net Assets	874,673	10,887,135

Net Assets:
Beginning of Period	22,132,783	11,245,648
End of Period (Including Undistributed Net Investment Income
of $39,939 and $280,812, respectively)	$ 23,007,456	$ 22,132,783

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2015	11/30/2014
Share Activity
Institutional Class:
Shares Sold	156,874	859,859
Shares Reinvested	27,381	47,999
Shares Redeemed	(67,307)	(15,433)
Net Increase in Shares of Beneficial Interest Outstanding	116,948	892,425

Investor Class:
Shares Sold	2,394	6,747
Shares Reinvested	87	170
Shares Redeemed	(23)	(291)
Net Increase in Shares of Beneficial Interest Outstanding	2,458	6,626

Load Class:
Shares Sold	-	8,673
Shares Reinvested	69	142
Shares Redeemed	-	-
Net Increase in Shares of Beneficial Interest Outstanding	69	8,815

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2015	Year Ended 11/30/2014	Period Ended (a) 11/30/2013

Net Asset Value, at Beginning of Period	$ 10.52	$ 10.55	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.06	0.15	0.10
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.08)	0.07	0.45
Total from Investment Operations	(0.02)	0.22	0.55

Distributions:
Net Investment Income	(0.13)	(0.10)	-
Net Realized Gains	-	(0.15)	-
Total from Distributions	(0.13)	(0.25)	-

Redemption Fees †	-	-	-

Net Asset Value, at End of Period	$ 10.37	$ 10.52	$ 10.55

Total Return **	(0.13)% (b)	2.03%	5.50% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,912	$ 11,084	$ 9,005
Before Waiver
Ratio of Expenses to Average Net Assets (d)	2.22% (c)	2.62%	3.38% (c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.10)% (c)	(0.34)%	(1.40)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	0.90% (c)	0.90%	0.90% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.22% (c)	1.38%	1.08% (c)
Portfolio Turnover	20% (b)	58%	124% (b)

(a) The CCA Core Return Fund Institutional Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2015	Year Ended 11/30/2014	Period Ended (a) 11/30/2013

Net Asset Value, at Beginning of Period	$ 10.47	$ 10.52	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.05	0.11	0.09
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.07)	0.07	0.43
Total from Investment Operations	(0.02)	0.18	0.52

Distributions:
Net Investment Income	(0.11)	(0.08)	-
Net Realized Gains	-	(0.15)	-
Total from Distributions	(0.11)	(0.23)	-

Redemption Fees †	-	-	-

Net Asset Value, at End of Period	$ 10.34	$ 10.47	$ 10.52

Total Return **	(0.20)% (b)	1.70%	5.20% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 96	$ 119	$ 49
Before Waiver
Ratio of Expenses to Average Net Assets (d)	2.49% (c)	16.71%	34.29% (c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.35)% (c)	(14.53)%	(32.25)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15% (c)	1.15%	1.15% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.99% (c)	1.04%	0.90% (c)
Portfolio Turnover	20% (b)	58%	124% (b)

(a) The CCA Core Return Fund Investor Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2015	Period Ended (a) 11/30/2014

Net Asset Value, at Beginning of Period	$ 10.52	$ 10.71

Income (Loss) From Investment Operations:
Net Investment Income *	0.05	0.05
Net Loss on Investments (Realized and Unrealized)	(0.08)	(0.20) (f)
Total from Investment Operations	(0.03)	(0.15)

Distributions:
Net Realized Gains	(0.07)	(0.04)
Total from Distributions	(0.07)	(0.04)

Redemption Fees †	-	-

Net Asset Value, at End of Period	$ 10.42	$ 10.52

Total Return **	(0.27)% (b)	(1.38)% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 98	$ 99
Before Waiver
Ratio of Expenses to Average Net Assets (d)	2.48% (c)	2.43% (c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.37)% (c)	(0.39)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15% (c)	1.15% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.96% (c)	0.89% (c)
Portfolio Turnover	20% (b)	58% (b)

(a) The CCA Core Return Fund Load Class commenced investment operations on May 23, 2014.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming  reinvestment of dividends, is not annualized for periods of less than one year, and does not reflect the impact of sales charges.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2015	Year Ended 11/30/2014	Period Ended (a) 11/30/2013

Net Asset Value, at Beginning of Period	$ 11.72	$ 11.46	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.04	0.21	0.07
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.14)	0.44	1.39
Total from Investment Operations	(0.10)	0.65	1.46

Distributions:
Net Investment Income	(0.17)	(0.05)	-
Net Realized Gains	-	(0.34)	-
Total from Distributions	(0.17)	(0.39)	-

Redemption Fees †	-	-	-

Net Asset Value, at End of Period	$ 11.45	$ 11.72	$ 11.46

Total Return **	(0.85)% (b)	5.73%	14.60% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 22,778	$ 21,929	$ 11,223
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.49% (c)	1.99%	2.99% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.17% (c)	0.71%	(1.38)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	0.90% (c)	0.90%	0.90% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.76% (c)	1.80%	0.71% (c)
Portfolio Turnover	197% (b)	352%	370% (b)

(a) The CCA Aggressive Return Fund Institutional Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2015	Year Ended 11/30/2014	Period Ended (a) 11/30/2013

Net Asset Value, at Beginning of Period	$ 11.68	$ 11.44	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.03	0.17	0.07
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.13)	0.44	1.37
Total from Investment Operations	(0.10)	0.61	1.44

Distributions:
Net Investment Income	(0.12)	(0.03)	-
Net Realized Gains	-	(0.34)	-
Total from Distributions	(0.12)	(0.37)	-

Redemption Fees †	-	-	-

Net Asset Value, at End of Period	$ 11.46	$ 11.68	$ 11.44

Total Return **	(0.90)% (b)	5.42%	14.40% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 127	$ 100	$ 23
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.73% (c)	24.83%	77.18% (c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.11)% (c)	(22.19)%	(75.39)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15% (c)	1.15%	1.15% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.47% (c)	1.50%	0.64% (c)
Portfolio Turnover	197% (b)	352%	370% (b)

(a) The CCA Aggressive Return Fund Investor Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2015	Period Ended (a) 11/30/2014

Net Asset Value, at Beginning of Period	$ 11.71	$ 11.53

Income From Investment Operations:
Net Investment Income *	0.03	0.08
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.13)	0.29
Total from Investment Operations	(0.10)	0.37

Distributions:
Net Investment Income	(0.09)	-
Net Realized Gains	-	(0.19)
Total from Distributions	(0.09)	(0.19)

Redemption Fees †	-	-

Net Asset Value, at End of Period	$ 11.52	$ 11.71

Total Return **	(0.85)% (b)	3.22% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 102	$ 103
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.74% (c)	1.92% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(0.08)% (c)	0.56% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15% (c)	1.15% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.52% (c)	1.33% (c)
Portfolio Turnover	197% (b)	352% (b)

(a) The CCA Aggressive Return Fund Load Class commenced investment operations on May 23, 2014.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, is not annualized for periods of less than one year, and does not reflect the impact of sales charges.

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2015 (UNAUDITED)

1.  ORGANIZATION

The CCA Investments Trust (the "Trust") is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 6, 2012 (the "Trust Agreement").  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The CCA Aggressive Return Fund and the CCA Core Return Fund (the “Funds”) are the only series currently authorized by the Trustees.  The Board of Trustees has authorized three classes of shares for each Fund, Institutional Class shares, Investor Class shares, and Load Class shares; each class is subject to different expenses. The Funds are diversified funds.  The investment adviser to the Funds is Checchi Capital Fund Advisers, LLC (the "Adviser" or “CCFA”), and Checchi Capital Advisers, LLC (the “Sub-Adviser” or “CCA”) is the sub-adviser to the Funds.

The CCA Aggressive Return Fund’s investment objective is to provide long-term total return.

The CCA Core Return Fund’s investment objective is to provide long-term total return.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.

SECURITY VALUATIONS:  Equity securities generally are valued using market quotations provided by a pricing service.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the CCA Core Return Fund’s investments measured at fair value as of May 31, 2015, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2015 (Total)
Assets
Common Stocks	$ 5,722,326	$ -	$ -	$ 5,722,326
Corporate Bonds	-	344,765	-	344,765
Exchange Traded Funds	5,408,462	-	-	5,408,462
Real Estate Investment Trusts	181,437	-	-	181,437
Rights	6	-	-	6
U.S. Treasury Notes & Obligations	-	391,781	-	391,781
Money Market Funds	21,931	-	-	21,931
Total	$ 11,334,162	$ 736,546	$ -	$ 12,070,708

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

During the six months ended May 31, 2015, there were no significant transfers between Level 1, 2, or 3 in the CCA Core Return Fund. The Fund did not hold any Level 3 securities during the period presented.  For a further breakdown of each investment by industry type, please refer to the CCA Core Return Fund’s Schedule of Investments.

The following table presents information about the CCA Aggressive Return Fund’s investments measured at fair value as of May 31, 2015, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2015 (Total)
Assets
Common Stocks	$ 11,294,851	$ -	$ -	$ 11,294,851
Exchange Traded Funds	11,446,618	-	-	11,446,618
Real Estate Investment Trusts	162,565	-	-	162,565
Rights	146	-	-	146
Money Market Funds	96,970	-	-	96,970
Total	$ 23,001,150	$ -	$ -	$ 23,001,150

During the six months ended May 31, 2015, there were no significant transfers between Level 1, 2, or 3 in the CCA Aggressive Return Fund. The Fund did not hold any Level 3 securities during the period presented.  For a further breakdown of each investment by industry type, please refer to the CCA Aggressive Return Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Funds uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

OFFERING COSTS: All organizational costs incurred by the Funds, in conjunction with their offering, have been paid by the Adviser, on behalf of the Funds, and are subject to recoupment as described in Note 3. Offering costs incurred by the Funds were treated as deferred charges until operations commenced and thereafter were amortized over a 12 month period using the straight line method.

FEDERAL INCOME TAXES: The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the six months ended May 31, 2015, related to uncertain tax positions taken on returns filed for open tax years (2012-2013), or expected to be taken in the Funds’ 2014 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the six months ended May 31, 2015, the Funds did not incur any interest or penalties.

SHARE VALUATION:  The Funds’ net asset values (“NAV”) are calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAVs are determined by totaling the value of all portfolio securities, cash and other assets held by the Funds, and subtracting from that total of all liabilities, including accrued expenses.  The total NAVs are divided by the total number of shares outstanding for each Fund to determine the NAV of each share class.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. Each Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific Fund of the Trust will be allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Trustees).

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

REDEMPTION FEES: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Funds will impose a redemption fee of 2.00% on shares redeemed within 60 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is applied uniformly in all cases.  There were no redemption fees collected for the CCA Core Return Fund during the six months ended May 31, 2015. There were no redemption fees collected for the CCA Aggressive Return Fund during the six months ended May 31, 2015.

FOREIGN CURRENCY TRANSLATION:  The books and records of the Funds are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

SHARE CLASS ACCOUNTING:  Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective share class of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for ongoing distribution fees and front-end sales charges. Investor Class shares and Load Class shares are subject to distribution fees, which are further discussed in Note 6.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

3.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Checchi Capital Fund Advisers, LLC, serves as investment adviser to the Funds.  Subject to the supervision and direction of the Trustees, the Adviser oversees the Funds' securities and investments to be sure they are made in accordance with the Funds' stated investment objectives and policies.  The fee paid to the Adviser is governed by certain investment management agreements ("Management Agreements") between the Trust, on behalf of the Funds, and the Adviser.  Pursuant to the Management Agreements, each Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 0.75% of each Fund's average daily net assets.

During the six months ended May 31, 2015, the Adviser earned $43,452 in management fees from the CCA Core Return Fund and $85,195 in management fees from the CCA Aggressive Return Fund.  During the six months ended May 31, 2015, the Adviser waived all management fees and reimbursed CCA Core Return Fund expenses in the total amount of $76,542 (including fee waivers).  The Adviser also waived $67,289 in management fees from the CCA Aggressive Return Fund for the period.  At May 31, 2015, the Adviser owed $3,193 to the CCA Core Return Fund.  At May 31, 2015, the CCA Aggressive Return Fund owed the Adviser $16,812.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2016, to ensure that the total annual operating expenses of each Fund, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets for all share classes.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the end of the fiscal year in which the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Funds' Board of Trustees, on 60 days written notice to the Funds' Adviser.  Fee waiver and reimbursement arrangements can decrease the Funds' expenses and boost its performance.  As of November 30, 2014, expense waivers and reimbursements subject to recoupment are as follows:

	Recoverable Through	Amount Recoverable
Core Return Fund	November 30, 2017	$192,904
Core Return Fund	November 30, 2016	$138,073
Core Return Fund	November 30, 2015	$ 10,272

	Recoverable Through	Amount Recoverable
Aggressive Return Fund	November 30, 2017	$204,570
Aggressive Return Fund	November 30, 2016	$136,825
Aggressive Return Fund	November 30, 2015	$ 10,272

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

SUB-ADVISORY AGREEMENT: The Adviser has engaged Checchi Capital Advisers, LLC to serve as sub-adviser to the Funds. The Sub-Adviser is an affiliate of and under common control with the Adviser. The Sub-Adviser is responsible for selecting investments and assuring that investments are made according to the Funds’ investment objective, policies and restrictions.  Pursuant to certain Sub-Advisory Agreements between the Adviser and Sub-Adviser, the Sub-Adviser is entitled to receive an annual sub-advisory fee of 0.25% of each Fund's average daily net assets.  The Sub-Adviser is paid by the Adviser, not the Funds.

INTER-PORTFOLIO TRADES:  The Funds will engage in inter-portfolio trades when it is to the benefit of both parties. The Board of Trustees reviews these trades quarterly. Inter-portfolio purchases and sales during the six months ended May 31, 2015 for the Core Return Fund were $1,782,254 and $1,088,626, respectively.  Inter-portfolio purchases and sales during the six months ended May 31, 2015 for the Aggressive Return Fund were $1,088,626 and $1,782,254, respectively.

4.  SHARES OF BENEFICIAL INTEREST

The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  At May 31, 2015, paid in capital amounted to $11,955,000 and $22,214,453 for the CCA Core Return Fund and CCA Aggressive Return Fund, respectively.

5.  INVESTMENT TRANSACTIONS

CCA CORE RETURN FUND:

Investment transactions, excluding short-term investments, for the six months ended May 31, 2015, were as follows:

Purchases……………………………………………..………….…...	$ 3,201,060
Sales……………………………………………………………….….	$ 2,307,996

CCA AGGRESSIVE RETURN FUND:

Investment transactions, excluding short-term investments, for the six months ended May 31, 2015, were as follows:

Purchases……………………………………………..………….…......	$46,035,075
Sales……………………………………………………………….…...	$44,559,559

6.  DISTRIBUTION FEES

The Funds have each adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plans") under which the Fund may incur expenses related to distribution of its Investor Class shares and Load Class Shares. Payments under the Plans are made to the Funds’ Distributor or its designee, which uses them to pay distribution and shareholder servicing

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

expenses on behalf of and as agent of the applicable Fund. The Funds’ annual fee for distribution and shareholder servicing expenses is 0.25% of each Fund's average daily net assets attributable to each of Investor Class shares and Load Class shares.  The Plans are compensation plans, which means that payments under a Plan may exceed distribution and shareholder servicing expenses incurred pursuant to the Plan.  It is also possible that 12b-1 expenses incurred by the Funds for a period will exceed the payments received by the Fund's Distributor or its designee, in which case the Adviser may pay such excess expenses out of its own resources.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.  During the six months ended May 31, 2015, the CCA Core Return Fund incurred $131 and $122 in distribution fees for the Investor Class and Load Class, respectively.  During the six months ended May 31, 2015, the CCA Aggressive Return Fund incurred $140 and $129 in distribution fees for the Investor Class and Load Class, respectively.

7.  FEDERAL INCOME TAX

CCA CORE RETURN FUND

For Federal Income Tax purposes, the cost of investments owned at May 31, 2015, is $11,884,131.  As of May 31, 2015, the gross unrealized appreciation on a tax basis totaled $796,024 and the gross unrealized depreciation totaled $609,447 for a net unrealized appreciation of $186,577.

As of November 30, 2014 the components of accumulated earnings on a tax basis were as follows:

Net unrealized appreciation

    $203,272

Accumulated net realized gain on investments

                 -

Undistributed net investment income

        95,860

Total

    $299,132

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes, and the treatment of short-term capital gains as net investment income for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure.

For the six months ended May 31, 2015, the CCA Core Return Fund paid an ordinary income distribution of $142,777.

For the year ended November 30, 2014, the CCA Core Return Fund paid an ordinary income distribution of $224,492.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

CCA AGGRESSIVE RETURN FUND

For Federal Income Tax purposes, the cost of investments owned at May 31, 2015 is $23,063,952.  As of May 31, 2015, the gross unrealized appreciation on a tax basis totaled $670,942 and the gross unrealized depreciation totaled $733,744 for a net unrealized depreciation of $62,802.

As of November 30, 2014 the components of accumulated earnings on a tax basis were as follows:

Net unrealized appreciation

$1,022,776

Accumulated net realized gain on investments

               -

Undistributed net investment income

    280,812

Total

$1,303,588

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes, and the treatment of short-term capital gains as net investment income for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure.

For the six months ended May 31, 2015, the CCA Aggressive Return Fund paid an ordinary income distribution of $326,915.

For the year ended November 30, 2014, the CCA Aggressive Return Fund paid a long-term capital gain distribution of $80,842, and an ordinary income distribution of $495,920.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of May 31, 2015, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 85% of the voting securities of the CCA Core Return Fund and may be deemed to control the CCA Core Return Fund.  As of May 31, 2015, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 85% of the voting securities of the CCA Aggressive Return Fund and may be deemed to control the CCA Aggressive Return Fund.

9.  CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

10.  LINE OF CREDIT

CCA Core Return Fund

The Core Return Fund has a secured $1,400,000 bank line of credit with U.S. Bank; all borrowings under the arrangement bear interest at the prime rate.  At May 31, 2015, the prime rate was 3.25%.  The Core Return Fund had no outstanding borrowings during the six months ended May 31, 2015.  The line of credit is collateralized by publically traded stock held by the Fund.

CCA Aggressive Return Fund

The Aggressive Return Fund has a secured $2,100,000 bank line of credit with U.S. Bank; all borrowings under the arrangement bear interest at the prime rate.  At May 31, 2015, the prime rate was 3.25%.  The Aggressive Return Fund had no outstanding borrowings during the six months ended May 31, 2015.  The line of credit is collateralized by publically traded stock held by the Fund.

11.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

CCA INVESTMENTS TRUST

EXPENSE ILLUSTRATION

MAY 31, 2015 (UNAUDITED)

Expense Example

As a shareholder of a Fund of the CCA Investment Trust, you incur ongoing costs which consist of management fees and other Fund(s) expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2014 through May 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CCA INVESTMENTS TRUST

EXPENSE ILLUSTRATION (CONTINUED)

MAY 31, 2015 (UNAUDITED)

CCA Core Return Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2014	May 31, 2015	December 1, 2014 to May 31, 2015

Actual	$1,000.00	$998.70	$4.48
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.44	$4.53

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA Core Return Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2014	May 31, 2015	December 1, 2014 to May 31, 2015

Actual	$1,000.00	$997.95	$5.73
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.20	$5.79

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA Core Return Fund - Load Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2014	May 31, 2015	December 1, 2014 to May 31, 2015

Actual	$1,000.00	$997.35	$5.73
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.20	$5.79

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA INVESTMENTS TRUST

EXPENSE ILLUSTRATION (CONTINUED)

MAY 31, 2015 (UNAUDITED)

CCA Aggressive Return Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2014	May 31, 2015	December 1, 2014 to May 31, 2015

Actual	$1,000.00	$991.54	$4.47
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.44	$4.53

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA Aggressive Return Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2014	May 31, 2015	December 1, 2014 to May 31, 2015

Actual	$1,000.00	$991.00	$5.71
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.20	$5.79

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA Aggressive Return Fund - Load Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2014	May 31, 2015	December 1, 2014 to May 31, 2015

Actual	$1,000.00	$991.50	$5.71
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.20	$5.79

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION

MAY 31, 2015 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ending June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on the last day of February and August. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4866.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-800-595-4866.

Renewal of Management Agreements and Sub-Advisory Agreements

At a board meeting held on January 21, 2015, the Board of Trustees (the "Trustees" or the "Board") considered the renewal of the investment advisory agreements between Checchi Capital Fund Advisers, LLC and the Trust on behalf of each Fund (the "Management Agreements") and the Sub-Advisory Agreements between the Adviser and Checchi Capital Advisers, LLC with respect to each Fund.  The Board discussed with counsel the specific factors to be considered in evaluating investment advisory contracts which include, but are not limited to, the investment performance of the Funds and the Adviser/Sub-Adviser; the nature, extent and quality of the services to be provided by the Adviser/Sub-Adviser to the Funds; the costs of the services to be provided and the profits to be realized by the Adviser/Sub-Adviser and their affiliates from the relationship with the Funds; the extent to which economies of scale will be realized as the Funds grow; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Trustees considered a variety of factors, summarized below, in their evaluation of the Adviser's and the Sub-Adviser's ability to continue to provide a level of service to the Funds consistent with the Board's expectations.

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Management Agreements with Checchi Capital Fund Advisers, LLC

The Trustees relied upon the advice of Counsel and their own business judgment in determining the material factors to be considered in evaluating each of the Management Agreements and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreements.

A 15(c) questionnaire, the Adviser's Form ADV, and current financial information for CCFA were provided to the Board.  The Trustees noted that no changes were proposed with respect to the Management Agreements.  Amongst the items addressed were:

Nature, Extent and Quality of Services.  As to the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser's investment philosophy, strategies and implementation process.  The Board reviewed the backgrounds of the Adviser’s key personnel and noted that there have been no changes to the key personnel since the Funds’ inception other than the Secretary of the Trust.  The Board noted that the Adviser is also responsible for the oversight and selection of the Sub-Adviser.

In addition, the Board reviewed and discussed with management the Adviser's Form ADV, compliance policies and procedures, and Kathryn Checchi, the Adviser’s CCO, certified that there had been no material Code of Ethics or compliance violations since the approval of the Management Agreements.  After some discussion, the Board, including the Independent Trustees, concluded that the Adviser’s personnel are very knowledgeable and professional, have provided excellent services to the Funds, and that the nature and extent of services provided by the Adviser to each Fund were reasonable and consistent with the Board's expectations.

Performance.  As to the Funds’ performance, the Board reviewed each Fund’s annualized performance on a one-year and since inception basis, relative to each Fund’s blended benchmark, a peer group average of funds with similar investment strategies, and each Fund’s Morningstar category return.  The Board noted that for the one year and since inception (December 26, 2012) periods, the CCA Core Return Fund had annualized returns of -0.43% and 2.71%, respectively, compared to peer group average returns of -1.10% and 2.30%, and blended benchmark returns of 1.13% and 4.46%, respectively.  Mr. Checchi and Mr. Gallup discussed micro and macro factors that led to the comparative performance results of the Fund.   After a lengthy discussion, the Board concluded the performance of the CCA Core Return Fund was not unreasonable, given the infancy of the Fund.

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2015 (UNAUDITED)

The Board then discussed the CCA Aggressive Return Fund's performance, noting that for the one year and since inception (December 26, 2012) periods, the Aggressive Return Fund had annualized returns of 3.15% and 9.83%, respectively, compared to peer group average returns of 2.51% and 14.03%, and blended benchmark returns of 1.59% and 10.67%, respectively.  Mr. Checchi and Mr. Gallup discussed micro and macro factors that led to the comparative performance results of the Fund.  After a lengthy discussion, the Board acknowledged that because of the brief history of the Fund, the lag from the previous year is still impacting since inception performance, even though the Fund outperformed its peer group for the one-year period.   They concluded that the performance of the CCA Aggressive Return Fund was satisfactory.

Fees and Expenses.  The Board next reviewed information in the peer group studies comparing the management fees and net expense ratios of each Fund with its respective peer group and  Morningstar category average.

The Board noted the CCA Core Return Fund management fee is 0.75%, which is lower than its peer group average of 0.77%, and lower than the Morningstar World Allocation category average management fee of 0.80%, as reported as of December 31, 2014.  The Board noted the range of peer group management fees is between 0.25% and 1.36% and the CCA Core Return Fund is within the range of fees charged by the funds in its peer group.  The Board acknowledged that the Fund’s net expense ratio (1.18%) is lower than the peer group average (1.40%), but higher than the Morningstar category average (1.12%).  They considered, however, that the CCA Core Return Fund is considerably smaller in net asset value as compared to the funds in its peer group and that could also lead to some of the disparity.

The Board next discussed the CCA Aggressive Return Fund, noting its management fee is 0.75%, higher than its peer group average of 0.65% but lower than the Morningstar category average management fee of 0.85%, as reported as of December 31, 2014, and well within the range of management fees charged by peer funds.  The Board referenced the fact that the CCA Aggressive Return Fund is also the smallest fund in its peer group on a net asset value basis, and noted positively that the Fund’s net expense ratio of 0.99% is lower than that of its peer group (1.11%) and Morningstar category (1.15%) averages.

The Board then considered the net expense ratio for each Fund taking the Funds' fee waives into account and noted that, post waiver, the Adviser received 0%.

In reviewing the Funds’ management fees and net expense ratios, the Board considered that in each case the Adviser has agreed to extend the current operating expense limitation agreement to ensure that each Fund’s expense ratio is capped at an acceptable level.  The Board concluded that each Fund’s management fee and net expense ratio is fair and reasonable, particularly when considering the small size of the Funds relative to the other funds in their peer group and the Adviser’s commitment to extend the expense limitation agreements.

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Economies of Scale. The Trustees then considered whether there are or will be economies of scale with respect to the management of the Funds and whether there is potential for realization of any further economies of scale which may be passed along to Fund shareholders.  The Board concluded that because the Adviser continues to waive most, if not all, of its management fees, economies of scale have not been realized at this time, but noted that the Adviser has agreed to consider break points in the future.

Profitability. The Trustees then reviewed a profitability analysis provided by the Adviser and noted that, based on the information provided, the Adviser is not yet realizing a profit from its relationship with the Funds.  They discussed that the reason the Adviser is not profitable is its decision to reimburse a significant portion of the Funds’ operating expenses and as the total assets in each Fund increases, the need for continued expense reimbursement will decline over time.  After discussing the Adviser’s current financial condition and outlook, the Board concluded that the Adviser has adequate resources to fulfill its responsibilities to each of the Funds under the Management Agreements and the expense limitation agreements.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreements, and as assisted by the advice of independent counsel, the Board concluded that the renewal of the Management Agreements is in the best interests of Trust and the shareholders of each Fund.

Renewal of Sub-Advisory Agreements with Checchi Capital Advisers, LLC

The Trustees also reviewed for renewal the sub-advisory agreements between the Adviser and the Sub-Adviser with respect to each Fund (the “Sub-Advisory Agreements”).  Counsel again assisted the Trustees throughout the agreement review process.  The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreements.  The Board was provided information from the Sub-Adviser prior to the Meeting, including a 15(c) questionnaire completed by the Sub-Adviser, along with a copy of its current Form ADV.

Nature, Extent and Quality of Services. The Trustees noted that the same key personnel who service the Funds for the Adviser work for the Sub-Adviser as well.  Mr. Gallup discussed the breakdown of the services provided by the Sub-Adviser and Adviser.  They reviewed the services provided by the Sub-Adviser including management of the Funds’ investment portfolios in line with their respective objectives.  The Trustees concluded that they are pleased with the services being provided to the Fund, that the Sub-Adviser has a well-organized infrastructure, there has not been a material adverse change in the Sub-Adviser’s financial position, and it has sufficient resources to continue to provide the same high level of services to the Adviser and to the Funds for the benefit of the shareholders.

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2015 (UNAUDITED)

Performance.  The Trustees next turned to the Sub-Adviser’s performance, noting that the performance information is the same as discussed in the deliberations regarding renewal of the Management Agreements as the Sub-Adviser is responsible for the management of the entire portfolio.  The Trustees concluded that the overall performance of each Fund was acceptable.

Fees and Expenses.  The Trustees then discussed the sub-advisory fees, noting that the Adviser pays CCA an sub-advisory fee equal to an annual rate of 0.25% of the average value of the daily net assets of each Fund.  The Trustees discussed the split of fees between the Adviser and Sub-Adviser and determined that it is reasonable.

Economies of Scale.  The Board next considered whether there are any economies of scale to be realized with respect to the management of the Funds.  The Trustees agreed that this is a Fund level issue and should be considered with respect to each Fund’s Management Agreement.

Profitability.   The Board considered the profitability analysis provided by the Sub-Adviser and noted no profits have yet been realized in connection with the Sub-Adviser’s relationship with the Funds.  The Trustees concluded that the Sub-Adviser’s level of profitability from its relationship with the Funds is not excessive.

Conclusion.  Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreements, and as assisted by the advice of Counsel, the Board concluded that the nature, extent, and quality of services provided to the Funds were acceptable, that the sub-advisory fee is reasonable, and that renewal of the Sub-Advisory Agreements for an additional term of one year is in the best interests of the Trust and the shareholders of the CCA Core Return Fund and the CCA Aggressive Return Fund.

CCA INVESTMENTS TRUST

TRUSTEES & OFFICERS

MAY 31, 2015 (UNAUDITED)

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act.

Name, Address and Age [1]	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee During Last 5 Years
Brian S. Cohen Age: 55	Trustee	Indefinite; November 30, 2012 to present	Operating Partner, Altamont Capital Partners (since 2011); President, CEO and Board Member of Pacific Specialty Insurance Company, Pacific Specialty Property Casualty Company, Western Service Contract Corporation, and the McGraw Company (May, 2012 to April, 2014); Interim CEO McGraw Company and affiliate (May, 2012 to November, 2012); President and CEO of Strategic Growth Advisers, LLC (since 2009); Chairman and CEO of Arden Insurance Services, LLC (since 2015)	2

Pacific Specialty Insurance Company (2012-2014); Pacific Specialty Property Casualty Company (2012-2014); Western Service Contract Corporation (since 2012); The McGraw Company (since 2012); Strategic Growth Advisers, LLC (since 2009)

Matthew J. Hart Age: 63	Trustee	Indefinite; November 30, 2012 to present	President, Hilton Hotel Corporation (1995-2007); retired since 2007	2	US Airways, American Airlines (since 2006); Air Lease Corporation (since 2010); Great American Group (since 2009); American Homes 4 Rent (since 2013)
Eric R. L. Fleiss Age: 40	Trustee	Indefinite; October 17, 2013 to present	President, Regent Properties (since 2010); Vice President, Regent Properties (2005-2010)	2	n/a

1 Unless otherwise specified, the mailing address of each Trustee is c/o CCA Investments Trust,190 North Canon Drive, Suite 402, Beverly Hills, CA 90210.

2 The "Fund Complex" consists of CCA Investments Trust.

Each Trustee who is not affiliated with the Trust or Adviser will receive $5,000 per year.

CCA INVESTMENTS TRUST

TRUSTEES & OFFICERS (CONTINUED)

MAY 31, 2015 (UNAUDITED)

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Age [1]	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Last 5 Years
Adam Checchi [2] Age: 38	President and Trustee	Indefinite; September 30, 2012 to present	Founder and Managing Member, Checchi Capital Advisers, LLC (since 2007)	2	n/a
Wesley Gallup Age: 33	Treasurer	Indefinite; November 30, 2012 to present	Director of Operations, Checchi Capital Advisers, LLC (since 2009); Portfolio Manager, Eden Capital Management Partners, L.P. (2007-2009)	n/a	n/a
David E. Scott Age: 44	Chief Compliance Officer	Indefinite; November 30, 2012 to present

Managing Member, D.E. Scott & Associates, LLC (since 2005); Chief Compliance Officer, WY Funds Trust (since 2008); USA Mutual Trust (since 2007); Chief Compliance Officer, Strategic Value Partners, LLC (2004-2005); Managing Director, IMRC Group (2003-2004).

				n/a	n/a
Gabi Gasafy [3] Age: 36	Secretary	Indefinite; July 2014 to present	Operations Associate, Checchi Capital (since 2014); New Accounts Operations Manager, MB Trading (2007-2014).	n/a	n/a

1 Unless otherwise specified, the address of each Trustee and officer is c/o CCA Investments Trust, 190 North Canon Drive, Suite 402, Beverly Hills, CA 90210.

2 Mr. Checchi is considered an "Interested" Trustee as defined in the 1940 Act, because he is an officer of the Trust and controls the Funds’ investment adviser and sub-adviser.

3 Ms. Gasafy is no longer the Secretary of the Trust as of July 12, 2015.  Delia Mupita will serve as the Trust’s new Secretary.  Her information will be provided in the November 30, 2015 annual report.

INVESTMENT ADVISER

Checchi Capital Fund Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

SUB-ADVISER

Checchi Capital Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bancorp Fund Services, LLC

1555 N. River Center Drive

Milwaukee, WI  53212

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

DISTRIBUTOR

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Beachwood, OH  44122

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/ Adam D. Checchi

      Adam D. Checchi

      President

Date: August 6, 2015

By /s/ Wes Gallup

      Wes Gallup

      Chief Financial Officer

Date: August 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Adam D. Checchi

      Adam D. Checchi

      President

Date: August 6, 2015

By /s/ Wes Gallup

      Wes Gallup

      Chief Financial Officer

Date: August 6, 2015